UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04997
Delaware Group® Equity Funds V
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Class A : DDIAX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2023, to November 30, 2024. The Fund's performance and cost figures in this report reflect the impact of the restatement of the Fund's financial statements for the year ended November 30, 2023. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes material changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.79%
Management's discussion of Fund performance
Performance highlights
Macquarie Wealth Builder Fund (Class A) returned 20.14% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 33.89% and 6.88%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 22.49%.
Top contributors to performance:
US equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities with a quality and income style tilt and US real estate investment trusts (REITs) contributed to Fund performance relative to the Fund’s narrowly based benchmark, driven by momentum around the artificial intelligence (AI) narrative for information technology stocks and attractive valuations for real estate sectors.
Other key contributors included an overweight to credit-sensitive fixed income, such as US high yield, and an overweight to convertibles.
Top detractors from performance:
While all equity and fixed income sleeves performed positively, exposure to international equities detracted.
The portfolio's small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Wealth Builder Fund (Class A) – including sales charge	13.21%	6.32%	5.28%
Macquarie Wealth Builder Fund (Class A) – excluding sales charge	20.14%	7.58%	5.91%
S&P 500 Index	33.89%	15.77%	13.35%
Bloomberg US Aggregate Index	6.88%	-0.01%	1.52%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	22.49%	9.51%	8.74%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$903,269,906
Total number of portfolio holdings	807
Total advisory fees paid	$5,383,402
Portfolio turnover rate	66%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.75%
Corporate Bonds	11.26%
Agency Mortgage-Backed Securities	6.37%
Exchange-Traded Funds	5.34%
Short-Term Investments	4.94%
US Treasury Obligations	3.70%
Convertible Bonds	3.35%
Sovereign Bonds	1.48%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Limited Liability Corporation	1.14%
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Material Fund changes
On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4104371)

Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Class C : DDICX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2023, to November 30, 2024. The Fund's performance and cost figures in this report reflect the impact of the restatement of the Fund's financial statements for the year ended November 30, 2023. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes material changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.54%
Management's discussion of Fund performance
Performance highlights
Macquarie Wealth Builder Fund (Class C) returned 20.23% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 33.89% and 6.88%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 22.49%.
Top contributors to performance:
US equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities with a quality and income style tilt and US real estate investment trusts (REITs) contributed to Fund performance relative to the Fund’s narrowly based benchmark, driven by momentum around the artificial intelligence (AI) narrative for information technology stocks and attractive valuations for real estate sectors.
Other key contributors included an overweight to credit-sensitive fixed income, such as US high yield, and an overweight to convertibles.
Top detractors from performance:
While all equity and fixed income sleeves performed positively, exposure to international equities detracted.
The portfolio's small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Wealth Builder Fund (Class C) – including sales charge	19.23%	6.75%	5.10%
Macquarie Wealth Builder Fund (Class C) – excluding sales charge	20.23%	6.75%	5.10%
S&P 500 Index	33.89%	15.77%	13.35%
Bloomberg US Aggregate Index	6.88%	-0.01%	1.52%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	22.49%	9.51%	8.74%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$903,269,906
Total number of portfolio holdings	807
Total advisory fees paid	$5,383,402
Portfolio turnover rate	66%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.75%
Corporate Bonds	11.26%
Agency Mortgage-Backed Securities	6.37%
Exchange-Traded Funds	5.34%
Short-Term Investments	4.94%
US Treasury Obligations	3.70%
Convertible Bonds	3.35%
Sovereign Bonds	1.48%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Limited Liability Corporation	1.14%
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Material Fund changes
On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4104371)

Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Class R : DDDRX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2023, to November 30, 2024. The Fund's performance and cost figures in this report reflect the impact of the restatement of the Fund's financial statements for the year ended November 30, 2023. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes material changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	1.04%
Management's discussion of Fund performance
Performance highlights
Macquarie Wealth Builder Fund (Class R) returned 20.42% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 33.89% and 6.88%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 22.49%.
Top contributors to performance:
US equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities with a quality and income style tilt and US real estate investment trusts (REITs) contributed to Fund performance relative to the Fund’s narrowly based benchmark, driven by momentum around the artificial intelligence (AI) narrative for information technology stocks and attractive valuations for real estate sectors.
Other key contributors included an overweight to credit-sensitive fixed income, such as US high yield, and an overweight to convertibles.
Top detractors from performance:
While all equity and fixed income sleeves performed positively, exposure to international equities detracted.
The portfolio's small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Wealth Builder Fund (Class R) – including sales charge	20.42%	7.30%	5.64%
Macquarie Wealth Builder Fund (Class R) – excluding sales charge	20.42%	7.30%	5.64%
S&P 500 Index	33.89%	15.77%	13.35%
Bloomberg US Aggregate Index	6.88%	-0.01%	1.52%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	22.49%	9.51%	8.74%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$903,269,906
Total number of portfolio holdings	807
Total advisory fees paid	$5,383,402
Portfolio turnover rate	66%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.75%
Corporate Bonds	11.26%
Agency Mortgage-Backed Securities	6.37%
Exchange-Traded Funds	5.34%
Short-Term Investments	4.94%
US Treasury Obligations	3.70%
Convertible Bonds	3.35%
Sovereign Bonds	1.48%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Limited Liability Corporation	1.14%
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Material Fund changes
On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4104371)

Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Institutional Class : DDIIX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2023, to November 30, 2024. The Fund's performance and cost figures in this report reflect the impact of the restatement of the Fund's financial statements for the year ended November 30, 2023. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes material changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.54%
Management's discussion of Fund performance
Performance highlights
Macquarie Wealth Builder Fund (Institutional Class) returned 21.16% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 33.89% and 6.88%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 22.49%.
Top contributors to performance:
US equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities with a quality and income style tilt and US real estate investment trusts (REITs) contributed to Fund performance relative to the Fund’s narrowly based benchmark, driven by momentum around the artificial intelligence (AI) narrative for information technology stocks and attractive valuations for real estate sectors.
Other key contributors included an overweight to credit-sensitive fixed income, such as US high yield, and an overweight to convertibles.
Top detractors from performance:
While all equity and fixed income sleeves performed positively, exposure to international equities detracted.
The portfolio's small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period November 30, 2014, through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	5 year	10 year
Macquarie Wealth Builder Fund (Institutional Class) – including sales charge	21.16%	7.85%	6.17%
Macquarie Wealth Builder Fund (Institutional Class) – excluding sales charge	21.16%	7.85%	6.17%
S&P 500 Index	33.89%	15.77%	13.35%
Bloomberg US Aggregate Index	6.88%	-0.01%	1.52%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	22.49%	9.51%	8.74%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$903,269,906
Total number of portfolio holdings	807
Total advisory fees paid	$5,383,402
Portfolio turnover rate	66%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.75%
Corporate Bonds	11.26%
Agency Mortgage-Backed Securities	6.37%
Exchange-Traded Funds	5.34%
Short-Term Investments	4.94%
US Treasury Obligations	3.70%
Convertible Bonds	3.35%
Sovereign Bonds	1.48%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Limited Liability Corporation	1.14%
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Material Fund changes
On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4104371)

Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Class R6 : DDERX
Annual shareholder report | November 30, 2024
This annual shareholder report contains important information about Macquarie Wealth Builder Fund (Fund) for the period of December 1, 2023, to November 30, 2024. The Fund's performance and cost figures in this report reflect the impact of the restatement of the Fund's financial statements for the year ended November 30, 2023. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes material changes to the Fund that occurred during the reporting period except as otherwise noted in the Material Fund changes section.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.47%
Management's discussion of Fund performance
Performance highlights
Macquarie Wealth Builder Fund (Class R6) returned 19.78% (excluding sales charge) for the 12 months ended November 30, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices, returned 33.89% and 6.88%, respectively, while the current blended benchmark*, the Fund's narrowly based securities market index, returned 22.49%.
Top contributors to performance:
US equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
US equities with a quality and income style tilt and US real estate investment trusts (REITs) contributed to Fund performance relative to the Fund’s narrowly based benchmark, driven by momentum around the artificial intelligence (AI) narrative for information technology stocks and attractive valuations for real estate sectors.
Other key contributors included an overweight to credit-sensitive fixed income, such as US high yield, and an overweight to convertibles.
Top detractors from performance:
While all equity and fixed income sleeves performed positively, exposure to international equities detracted.
The portfolio's small allocation to money market funds also detracted.
*The blended benchmark is computed using a combination of 60% S&P 500 Index / 40% Bloomberg US Aggregate Index.

Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in multiple broad-based securities market indices and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period February 28, 2023 (Class R6's inception), through November 30, 2024
Average annual total returns (as of November 30, 2024)	1 year	Since inception (2/28/23)
Macquarie Wealth Builder Fund (Class R6) – including sales charge	19.78%	14.27%
Macquarie Wealth Builder Fund (Class R6) – excluding sales charge	19.78%	14.27%
S&P 500 Index	33.89%	28.81%
Bloomberg US Aggregate Index	6.88%	4.58%
60% S&P 500 Index / 40% Bloomberg US Aggregate Index	22.49%	18.66%
Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Visit macquarie.com/mam/performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Fund changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Fund's manager, believes it is more representative of the Fund's investment universe.
Fund statistics (as of November 30, 2024)
Fund net assets	$903,269,906
Total number of portfolio holdings	807
Total advisory fees paid	$5,383,402
Portfolio turnover rate	66%

Fund holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.75%
Corporate Bonds	11.26%
Agency Mortgage-Backed Securities	6.37%
Exchange-Traded Funds	5.34%
Short-Term Investments	4.94%
US Treasury Obligations	3.70%
Convertible Bonds	3.35%
Sovereign Bonds	1.48%
Non-Agency Commercial Mortgage-Backed Securities	1.31%
Limited Liability Corporation	1.14%
Top 10 equity holdings
NVIDIA	3.05%
Apple	2.90%
Microsoft	2.10%
Exxon Mobil	1.19%
Cisco Systems	0.93%
Merck & Co.	0.88%
Meta Platforms Class A	0.79%
Chevron	0.75%
Philip Morris International	0.75%
Home Depot	0.74%

Material Fund changes
Effective April 1, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.73%.
On December 31, 2024, Delaware Wealth Builder Fund will be renamed Macquarie Wealth Builder Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period except as otherwise noted. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4104371)

(b)	Not applicable

Item 2.	Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $108,500 for 2024 and $99,728 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2024 and $1,362,878 for 2023. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $18,170 for 2024 and $16,670 for 2023. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits.

Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees

Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees

Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $9,688,403 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Multi-asset mutual fund
Macquarie Wealth Builder Fund
(formerly, Delaware Wealth Builder Fund)
Financial statements and other information
For the year ended November 30, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.

Consolidated schedule of investments
Macquarie Wealth Builder Fund	November 30, 2024
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.04%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ, =	184,156	$ 12,731
GNMA
Series 2013-113 LY 3.00% 5/20/43	402,887	364,444
Series 2017-10 KZ 3.00% 1/20/47	1,235	1,094
Total Agency Collateralized Mortgage Obligations (cost $435,151)		378,269

Agency Mortgage-Backed Securities — 6.37%
Fannie Mae 3.50% 10/1/42	295,132	273,875
Fannie Mae S.F. 15 yr
2.00% 8/1/36	897,413	809,221
2.50% 8/1/36	534,794	493,423
4.50% 9/1/37	70,323	69,586
Fannie Mae S.F. 20 yr
2.00% 3/1/41	86,443	73,689
2.00% 5/1/41	735,138	626,080
4.00% 8/1/42	428,697	410,639
4.00% 9/1/42	500,469	479,388
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,554,488	2,066,884
2.00% 3/1/51	2,456,007	1,982,610
2.50% 8/1/50	536,416	457,566
2.50% 1/1/51	235,571	201,946
2.50% 8/1/51	261,297	221,793
2.50% 11/1/51	318,733	269,205
2.50% 2/1/52	2,423,963	2,051,019
2.50% 4/1/52	2,294,065	1,934,350
3.00% 11/1/49	236,673	211,685
3.00% 3/1/50	333,691	296,513
3.00% 2/1/52	550,075	482,898
3.00% 5/1/52	1,265,204	1,110,516
3.00% 6/1/52	632,877	555,896
3.50% 1/1/46	102,746	96,063
3.50% 12/1/47	4,328,218	3,989,538
3.50% 9/1/52	2,250,474	2,064,680
4.00% 6/1/48	76,275	72,439
4.00% 10/1/48	264,014	251,872
4.00% 5/1/51	390,325	369,922
4.00% 6/1/52	435,844	408,159
4.00% 9/1/52	758,953	710,476

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 9/1/48	286,440	$ 278,201
4.50% 1/1/50	1,266,913	1,251,757
4.50% 10/1/52	1,959,702	1,884,132
4.50% 2/1/53	1,374,874	1,321,720
5.00% 7/1/47	627,827	635,575
5.00% 7/1/49	65,252	65,228
5.00% 8/1/49	517,317	518,573
5.00% 8/1/53	934,256	916,967
5.50% 5/1/44	1,084,374	1,109,051
5.50% 8/1/52	353,690	354,948
5.50% 10/1/52	81,123	81,304
6.00% 1/1/42	627,618	655,046
6.00% 5/1/53	347,150	353,487
6.00% 6/1/53	180,463	182,948
6.00% 9/1/53	896,476	907,539
Fannie Mae S.F. 30 yr TBA
5.50% 12/1/54	2,058,000	2,055,474
6.00% 12/1/54	1,841,000	1,862,545
Freddie Mac S.F. 15 yr
3.00% 3/1/35	432,198	410,535
4.50% 9/1/37	370,589	366,376
Freddie Mac S.F. 20 yr
2.00% 8/1/42	945,732	801,717
2.50% 2/1/42	170,188	148,779
2.50% 3/1/42	668,129	582,798
2.50% 9/1/42	409,017	356,795
3.00% 9/1/40	157,247	144,347
3.00% 6/1/42	258,571	234,452
Freddie Mac S.F. 30 yr
2.50% 11/1/50	323,786	275,686
2.50% 5/1/51	94,607	80,306
3.00% 11/1/46	989,278	882,358
3.00% 12/1/50	337,347	299,635
3.00% 8/1/51	604,099	532,305
4.00% 9/1/49	926,130	879,773
4.00% 8/1/52	400,297	376,222
4.00% 9/1/52	685,076	642,268
4.50% 10/1/52	2,453,665	2,359,048
5.00% 7/1/52	518,567	517,303
5.00% 9/1/52	1,456,544	1,444,676
5.00% 6/1/53	590,976	582,559

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 9/1/52	592,729	$ 603,382
5.50% 10/1/52	497,626	497,926
5.50% 3/1/53	293,362	296,214
5.50% 6/1/53	2,819,623	2,819,598
5.50% 11/1/54	925,063	924,196
6.00% 1/1/53	311,246	319,554

GNMA I S.F. 30 yr 3.00% 8/15/45	674,172	605,469
GNMA II S.F. 30 yr
3.00% 12/20/51	512,424	454,524
5.50% 5/20/53	1,605,758	1,611,456
Total Agency Mortgage-Backed Securities (cost $58,945,502)		57,526,683

Collateralized Debt Obligations — 0.46%
AIMCO CLO 17 Series 2022-17A CR 144A 6.532% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	450,000	450,021
Ballyrock CLO 27
Series 2024-27A A1A 144A 6.212% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	500,000	501,179
Series 2024-27A B 144A 6.762% (TSFR03M + 1.90%, Floor 1.90%) 10/25/37 #, •	450,000	449,771

Barings CLO 2018-II Series 2018-2A CR 144A 7.336% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	450,000	452,240
ICG US CLO 2014-1 Series 2014-1A A1A2 144A 6.079% (TSFR03M + 1.46%, Floor 1.20%) 10/20/34 #, •	250,000	250,551
OHA Credit Funding Series 2022-11A CR 144A 6.517% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	350,000	350,018
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 6.269% (TSFR03M + 1.65%, Floor 1.39%) 1/20/34 #, •	250,000	250,506
Signal Peak CLO 5 Series 2018-5A A1R 144A 6.176% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	250,000	251,806
TCW CLO 2024-2 Series 2024-2A C 144A 7.015% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	450,000	452,180

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture 34 CLO Series 2018-34A AR 144A 5.936% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	538,780	$ 538,541
Venture 42 CLO Series 2021-42A A1A 144A 6.048% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	250,000	250,196
Total Collateralized Debt Obligations (cost $4,188,779)		4,197,009

Convertible Bonds — 3.35%
Basic Industry — 0.08%
SSR Mining 2.50% exercise price $17.61, maturity date 4/1/39	768,000	736,704
		736,704
Brokerage — 0.14%
WisdomTree 144A 3.25% exercise price $11.82, maturity date 8/15/29 #	1,078,000	1,252,250
		1,252,250
Communications — 0.19%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	972,000	791,111
Liberty Broadband 144A 3.125% exercise price $529.07, maturity date 3/31/53 #	881,000	899,938
		1,691,049
Consumer Cyclical — 0.51%
Airbnb 4.399% exercise price $288.64, maturity date 3/15/26 ^	1,182,000	1,104,462
Cheesecake Factory 0.375% exercise price $72.48, maturity date 6/15/26	807,000	791,709
Expedia Group 1.142% exercise price $255.02, maturity date 2/15/26 ^	940,000	930,351
Ford Motor 0.016% exercise price $14.25, maturity date 3/15/26 ^	908,000	903,430
Uber Technologies 4.86% exercise price $80.84, maturity date 12/15/25 ^	850,000	910,127
		4,640,079
Consumer Non-Cyclical — 0.83%
Chegg 5.93% exercise price $107.55, maturity date 9/1/26 ^	257,000	210,097
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	492,000	400,365

	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
CONMED 2.25% exercise price $145.33, maturity date 6/15/27	807,000	$ 751,918
Dexcom 0.25% exercise price $150.11, maturity date 11/15/25	679,000	652,901
Integer Holdings 2.125% exercise price $87.20, maturity date 2/15/28	376,000	633,776
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	955,000	919,191
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	602,000	598,990
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	562,000	569,419
Lantheus Holdings 2.625% exercise price $79.81, maturity date 12/15/27	493,000	658,447
Post Holdings 2.50% exercise price $106.10, maturity date 8/15/27	977,000	1,191,393
Spectrum Brands 144A 3.375% exercise price $121.86, maturity date 6/1/29 #	910,000	924,469
		7,510,966
Electric — 0.38%
Duke Energy 4.125% exercise price $118.72, maturity date 4/15/26	911,000	972,115
FirstEnergy 4.00% exercise price $46.64, maturity date 5/1/26	720,000	742,325
Ormat Technologies 2.50% exercise price $90.27, maturity date 7/15/27	853,000	910,688
PG&E 144A 4.25% exercise price $23.18, maturity date 12/1/27 #	717,000	807,011
		3,432,139
Energy — 0.12%
Nabors Industries 1.75% exercise price $212.51, maturity date 6/15/29	1,435,000	1,098,636
		1,098,636
Financials — 0.10%
Repay Holdings 144A 8.361% exercise price $33.60, maturity date 2/1/26 #, ^	992,000	927,024
		927,024

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Industrials — 0.01%
Danimer Scientific 144A 3.25% exercise price $431.46, maturity date 12/15/26 #	428,000	$ 54,303
		54,303
Technology — 0.86%
Akamai Technologies 0.375% exercise price $116.18, maturity date 9/1/27	852,000	849,396
Block 0.125% exercise price $121.01, maturity date 3/1/25	927,000	928,807
CSG Systems International 3.875% exercise price $71.05, maturity date 9/15/28	931,000	964,415
Global Payments 144A 1.50% exercise price $156.96, maturity date 3/1/31 #	1,283,000	1,301,657
InterDigital 3.50% exercise price $77.49, maturity date 6/1/27	535,000	1,359,662
Semtech 1.625% exercise price $37.27, maturity date 11/1/27	835,000	1,520,199
Verint Systems 0.25% exercise price $62.08, maturity date 4/15/26	582,000	545,043
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	670,000	316,675
		7,785,854
Transportation — 0.13%
Greenbrier 2.875% exercise price $55.46, maturity date 4/15/28	851,000	1,117,398
		1,117,398
Total Convertible Bonds (cost $27,707,979)		30,246,402

Corporate Bonds — 11.26%
Automotive — 0.18%
Allison Transmission
144A 3.75% 1/30/31 #	255,000	229,378
144A 5.875% 6/1/29 #	205,000	206,437

Clarios Global 144A 8.50% 5/15/27 #	125,000	125,883
Dana 4.50% 2/15/32	135,000	118,754
Garrett Motion Holdings 144A 7.75% 5/31/32 #	257,000	259,308
Goodyear Tire & Rubber 5.25% 7/15/31	275,000	253,228
Phinia 144A 6.625% 10/15/32 #	89,000	89,729
Wand NewCo 3 144A 7.625% 1/30/32 #	177,000	183,336

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Automotive (continued)

ZF North America Capital 144A 6.75% 4/23/30 #	175,000	$ 170,994
		1,637,047
Banking — 2.48%
Banco Continental 144A 2.75% 12/10/25 #	400,000	386,681
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	190,000	186,299
Banco Santander 8.00% 2/1/34 μ, ψ	255,000	263,372
Bank of America
1.922% 10/24/31 μ	560,000	473,979
2.884% 10/22/30 μ	20,000	18,300
2.972% 2/4/33 μ	240,000	210,326
3.194% 7/23/30 μ	55,000	51,274
5.518% 10/25/35 μ	2,002,000	2,009,638
6.204% 11/10/28 μ	280,000	291,525

Bank of Montreal 7.70% 5/26/84 μ	815,000	850,131
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	475,000	470,418
Barclays
6.224% 5/9/34 μ	480,000	506,001
9.625% 12/15/29 μ, ψ	260,000	287,274

BBVA Bancomer 144A 1.875% 9/18/25 #	400,000	389,271
Citibank
5.488% 12/4/26	280,000	284,880
5.57% 4/30/34	250,000	260,353
Citigroup
5.61% 9/29/26 μ	265,000	266,642
6.75% 2/15/30 μ, ψ	1,235,000	1,233,845

Citizens Financial Group 2.85% 7/27/26	345,000	334,398
Deutsche Bank
6.00% 10/30/25 μ, ψ	265,000	260,356
6.72% 1/18/29 μ	645,000	674,225
6.819% 11/20/29 μ	180,000	190,175

Fifth Third Bancorp 6.361% 10/27/28 μ	445,000	462,224
Goldman Sachs Group
5.016% 10/23/35 μ	1,705,000	1,685,680
5.561% 11/19/45 μ	1,400,000	1,422,695
6.484% 10/24/29 μ	290,000	306,897

Huntington Bancshares 6.208% 8/21/29 μ	455,000	474,152

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.764% 11/19/31 μ	40,000	$ 33,677
2.58% 4/22/32 μ	435,000	379,074
3.109% 4/22/51 μ	30,000	21,033
4.946% 10/22/35 μ	655,000	649,901
5.012% 1/23/30 μ	380,000	382,831
KeyBank
3.40% 5/20/26	500,000	488,682
4.15% 8/8/25	470,000	467,332
5.85% 11/15/27	30,000	30,859

KeyCorp 4.789% 6/1/33 μ	2,000	1,928
Morgan Stanley
5.123% 2/1/29 μ	15,000	15,150
5.516% 11/19/55 μ	1,215,000	1,255,904
5.831% 4/19/35 μ	530,000	556,025
6.138% 10/16/26 μ	155,000	156,779
6.296% 10/18/28 μ	249,000	259,221

NBK SPC 144A 1.625% 9/15/27 #, μ	405,000	381,133
PNC Financial Services Group 2.60% 7/23/26	355,000	344,145
Popular 7.25% 3/13/28	730,000	758,788
Regions Financial 5.502% 9/6/35 μ	650,000	652,821
Truist Bank 4.632% 9/17/29 μ	533,000	519,405
Truist Financial
1.887% 6/7/29 μ	75,000	67,857
4.95% 9/1/25 μ, ψ	85,000	84,589
6.123% 10/28/33 μ	10,000	10,597

Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	200,000	204,737
US Bancorp
2.491% 11/3/36 μ	65,000	53,894
3.00% 7/30/29	150,000	138,826
3.10% 4/27/26	210,000	205,844
5.727% 10/21/26 μ	59,000	59,455
		22,431,498
Basic Industry — 0.44%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	285,000	286,805
CP Atlas Buyer 144A 7.00% 12/1/28 #	245,000	222,850
FMG Resources August 2006 144A 5.875% 4/15/30 #	290,000	288,494
Freeport-McMoRan 5.45% 3/15/43	900,000	872,530

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
LD Celulose International 144A 7.95% 1/26/32 #	200,000	$ 204,187
LYB International Finance III 5.50% 3/1/34	365,000	369,328
NOVA Chemicals
144A 7.00% 12/1/31 #	41,000	41,936
144A 8.50% 11/15/28 #	50,000	53,355

Novelis 144A 4.75% 1/30/30 #	420,000	395,548
Olin 5.00% 2/1/30	100,000	96,155
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	212,861
Sherwin-Williams 3.30% 5/15/50	475,000	334,979
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #	200,000	208,646
Standard Industries
144A 3.375% 1/15/31 #	180,000	158,234
144A 6.50% 8/15/32 #	185,000	189,387
		3,935,295
Brokerage — 0.11%
Jefferies Financial Group
2.625% 10/15/31	355,000	303,907
4.15% 1/23/30	170,000	163,841
6.20% 4/14/34	355,000	374,088
6.45% 6/8/27	90,000	93,268
6.50% 1/20/43	70,000	77,338
		1,012,442
Capital Goods — 0.49%
Amentum Holdings 144A 7.25% 8/1/32 #	235,000	241,552
Arcosa 144A 6.875% 8/15/32 #	90,000	92,995
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	405,000	352,086
Boeing
2.196% 2/4/26	645,000	623,493
144A 6.858% 5/1/54 #	685,000	744,555
Bombardier
144A 7.25% 7/1/31 #	90,000	93,074
144A 8.75% 11/15/30 #	180,000	195,045

Cemex 144A 9.125% 3/14/28 #, μ, ψ	275,000	293,583
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	140,000	140,628
Esab 144A 6.25% 4/15/29 #	190,000	193,529
Manitowoc 144A 9.25% 10/1/31 #	95,000	99,869

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	120,000	$ 122,994
144A 9.25% 4/15/27 #	110,000	112,827

Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	100,000	95,778
Sealed Air
144A 5.00% 4/15/29 #	260,000	252,639
144A 6.50% 7/15/32 #	65,000	66,245

Terex 144A 6.25% 10/15/32 #	175,000	175,318
TransDigm 144A 6.625% 3/1/32 #	515,000	528,153
		4,424,363
Communications — 0.60%
AT&T
1.70% 3/25/26	215,000	206,956
3.50% 9/15/53	735,000	525,775
4.35% 3/1/29	280,000	277,109
6.30% 1/15/38	260,000	286,663

Charter Communications Operating 3.85% 4/1/61	585,000	374,266
Meta Platforms 4.75% 8/15/34	920,000	920,109
Netflix 4.90% 8/15/34	605,000	609,064
Rogers Communications 5.30% 2/15/34	925,000	926,137
T-Mobile USA
3.00% 2/15/41	440,000	328,554
3.75% 4/15/27	130,000	127,380
5.75% 1/15/34	525,000	551,088

Verizon Communications 2.875% 11/20/50	445,000	290,042
		5,423,143
Consumer Cyclical — 0.23%
Ford Motor Credit
6.80% 5/12/28	470,000	490,237
6.95% 6/10/26	290,000	296,979

Hyundai Capital America 144A 5.40% 6/24/31 #	455,000	463,062
Uber Technologies 5.35% 9/15/54	860,000	839,471
		2,089,749
Consumer Goods — 0.05%
Cerdia Finanz 144A 9.375% 10/3/31 #	200,000	209,318

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Goods (continued)
Fiesta Purchaser
144A 7.875% 3/1/31 #	87,000	$ 91,334
144A 9.625% 9/15/32 #	130,000	137,451
		438,103
Consumer Non-Cyclical — 0.38%
Biocon Biologics Global 144A 6.67% 10/9/29 #	200,000	192,900
Bunge Limited Finance
1.63% 8/17/25	150,000	146,683
2.75% 5/14/31	565,000	498,947
4.20% 9/17/29	290,000	284,460

Campbell's Company 5.20% 3/19/27	740,000	750,236
Central American Bottling 144A 5.25% 4/27/29 #	178,000	167,785
HCA 5.45% 9/15/34	405,000	404,739
JBS USA Holding Lux 3.00% 2/2/29	300,000	276,748
MHP Lux 6.95% 4/3/26 ■	200,000	188,021
Royalty Pharma 3.35% 9/2/51	735,000	490,054
		3,400,573
Electric — 0.80%
AEP Transmission 5.40% 3/15/53	5,000	5,051
AES Andes 144A 6.30% 3/15/29 #	200,000	203,132
American Electric Power 5.699% 8/15/25	1,000,000	1,004,937
Appalachian Power 4.50% 8/1/32	285,000	275,206
Berkshire Hathaway Energy 2.85% 5/15/51	210,000	137,797
Calpine
144A 4.625% 2/1/29 #	95,000	90,806
144A 5.125% 3/15/28 #	90,000	87,980

Constellation Energy Generation 5.75% 3/15/54	715,000	733,327
Dominion Energy Series B 7.00% 6/1/54 μ	590,000	626,721
Entergy Louisiana 4.00% 3/15/33	90,000	84,317
Entergy Mississippi 2.85% 6/1/28	150,000	141,804
Lightning Power 144A 7.25% 8/15/32 #	220,000	229,471
NextEra Energy Capital Holdings
2.25% 6/1/30	85,000	74,656
3.00% 1/15/52	905,000	600,355
5.65% 5/1/79 μ	55,000	54,722

NRG Energy 144A 6.25% 11/1/34 #	180,000	180,092
Oglethorpe Power
3.75% 8/1/50	520,000	393,352
6.20% 12/1/53	320,000	349,441

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Pacific Gas & Electric
2.10% 8/1/27	30,000	$ 28,005
2.50% 2/1/31	45,000	38,995
3.25% 6/1/31	25,000	22,547
PacifiCorp
2.90% 6/15/52	425,000	269,482
5.35% 12/1/53	5,000	4,852

Southern California Edison 4.875% 3/1/49	165,000	153,374
Southwestern Electric Power 4.10% 9/15/28	165,000	161,736
Vistra
144A 7.00% 12/15/26 #, μ, ψ	465,000	469,825
144A 8.00% 10/15/26 #, μ, ψ	200,000	205,541
Vistra Operations
144A 4.30% 7/15/29 #	215,000	208,063
144A 6.95% 10/15/33 #	380,000	418,414
		7,254,001
Energy — 1.45%
Archrock Partners 144A 6.625% 9/1/32 #	180,000	182,577
BP Capital Markets 4.875% 3/22/30 μ, ψ	200,000	194,230
BP Capital Markets America
2.721% 1/12/32	80,000	69,876
2.939% 6/4/51	275,000	181,168
4.812% 2/13/33	10,000	9,900
5.227% 11/17/34	1,540,000	1,563,430

Civitas Resources 144A 8.625% 11/1/30 #	200,000	212,077
ConocoPhillips 5.00% 1/15/35	1,250,000	1,253,920
Enbridge
6.70% 11/15/53	420,000	481,268
7.20% 6/27/54 μ	420,000	437,138
Energy Transfer
5.25% 4/15/29	170,000	172,579
5.75% 2/15/33	408,000	419,272
6.25% 4/15/49	190,000	199,247
6.50% 11/15/26 μ, ψ	445,000	446,317
Enterprise Products Operating
3.20% 2/15/52	695,000	485,541
5.35% 1/31/33	5,000	5,159
EQM Midstream Partners
144A 4.75% 1/15/31 #	465,000	446,793
6.50% 7/15/48	65,000	68,663

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Expand Energy 5.375% 3/15/30	190,000	$ 188,753
Genesis Energy
7.75% 2/1/28	90,000	91,159
7.875% 5/15/32	45,000	45,391

Gulfport Energy Operating 144A 6.75% 9/1/29 #	185,000	189,216
Hilcorp Energy I
144A 6.00% 4/15/30 #	300,000	289,448
144A 6.00% 2/1/31 #	40,000	38,091
144A 6.25% 4/15/32 #	158,000	150,387

Kinder Morgan 5.95% 8/1/54	300,000	309,499
Matador Resources 144A 6.25% 4/15/33 #	130,000	128,530
Murphy Oil 6.00% 10/1/32	71,000	69,571
Nabors Industries
144A 8.875% 8/15/31 #	75,000	72,527
144A 9.125% 1/31/30 #	155,000	161,268

NGL Energy Operating 144A 8.375% 2/15/32 #	180,000	184,376
Noble Finance II 144A 8.00% 4/15/30 #	135,000	138,354
NuStar Logistics
5.625% 4/28/27	378,000	379,010
6.00% 6/1/26	117,000	117,753

Occidental Petroleum 6.125% 1/1/31	1,030,000	1,068,917
Raizen Fuels Finance 144A 6.45% 3/5/34 #	200,000	205,239
SM Energy
144A 6.75% 8/1/29 #	65,000	65,512
144A 7.00% 8/1/32 #	78,000	78,437

Sunoco 144A 7.25% 5/1/32 #	105,000	109,945
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	365,000	330,727
Transocean
144A 8.00% 2/1/27 #	251,000	251,669
144A 8.50% 5/15/31 #	170,000	172,578
USA Compression Partners
6.875% 9/1/27	298,000	300,104
144A 7.125% 3/15/29 #	76,000	77,913
Venture Global LNG
144A 7.00% 1/15/30 #	185,000	189,333
144A 8.375% 6/1/31 #	265,000	279,482

Vital Energy 144A 7.875% 4/15/32 #	265,000	260,907
Weatherford International 144A 8.625% 4/30/30 #	317,000	330,404
		13,103,655

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials — 0.92%
AerCap Ireland Capital DAC
3.00% 10/29/28	150,000	$ 140,103
3.65% 7/21/27	505,000	491,161
4.45% 4/3/26	645,000	641,626
Air Lease
2.875% 1/15/26	560,000	548,079
2.875% 1/15/32	300,000	261,323
3.00% 2/1/30	175,000	159,242
4.65% 6/15/26 μ, ψ	135,000	132,137

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	1,260,000	1,307,237
Aviation Capital Group
144A 1.95% 1/30/26 #	830,000	800,982
144A 3.50% 11/1/27 #	445,000	427,199
144A 6.25% 4/15/28 #	15,000	15,571

Azorra Finance 144A 7.75% 4/15/30 #	185,000	186,040
Blackstone Private Credit Fund
144A 5.60% 11/22/29 #	755,000	751,576
144A 6.00% 11/22/34 #	645,000	643,275

Block 144A 6.50% 5/15/32 #	135,000	138,675
California Buyer 144A 6.375% 2/15/32 #	150,000	150,267
Focus Financial Partners 144A 6.75% 9/15/31 #	178,000	179,795
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	185,000	191,249
Jefferies Finance
144A 5.00% 8/15/28 #	200,000	187,477
144A 6.625% 10/15/31 #	200,000	201,499

MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	400,000	414,439
OneMain Finance 6.625% 5/15/29	123,000	125,651
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	197,882
		8,292,485
Healthcare — 0.25%
AthenaHealth Group 144A 6.50% 2/15/30 #	55,000	52,685
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	405,000	389,613
CHS 144A 4.75% 2/15/31 #	245,000	199,126
DaVita
144A 3.75% 2/15/31 #	140,000	123,933
144A 4.625% 6/1/30 #	115,000	107,796

Grifols 144A 4.75% 10/15/28 #	200,000	182,669
LifePoint Health 144A 4.375% 2/15/27 #	155,000	150,648
Medline Borrower 144A 5.25% 10/1/29 #	128,000	125,069

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)

Raven Acquisition Holdings 144A 6.875% 11/15/31 #	75,000	$ 75,201
Surgery Center Holdings 144A 7.25% 4/15/32 #	190,000	195,545
Tenet Healthcare
4.25% 6/1/29	175,000	165,383
6.125% 10/1/28	505,000	506,670
		2,274,338
Industrials — 0.02%
CK Hutchison International 24 II 144A 4.75% 9/13/34 #	200,000	196,773
		196,773
Insurance — 0.66%
AIA Group 144A 5.375% 4/5/34 #	200,000	204,678
Aon 5.00% 9/12/32	755,000	762,702
Ardonagh Finco 144A 7.75% 2/15/31 #	320,000	326,984
Athene Global Funding 144A 1.985% 8/19/28 #	55,000	49,515
Athene Holding 3.95% 5/25/51	780,000	597,034
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	202,437
144A 8.125% 2/15/32 #	200,000	202,189
HUB International
144A 5.625% 12/1/29 #	220,000	214,442
144A 7.375% 1/31/32 #	200,000	204,736

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	235,000	249,619
Marsh & McLennan 5.35% 11/15/44	1,520,000	1,538,519
New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	584,806
Panther Escrow Issuer 144A 7.125% 6/1/31 #	185,000	189,664
UnitedHealth Group 5.375% 4/15/54	440,000	440,286
USI 144A 7.50% 1/15/32 #	155,000	157,918
		5,925,529
Leisure — 0.30%
Boyd Gaming 144A 4.75% 6/15/31 #	250,000	233,251
Caesars Entertainment
144A 6.00% 10/15/32 #	180,000	177,086
144A 6.50% 2/15/32 #	135,000	137,812
144A 7.00% 2/15/30 #	310,000	319,960

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure (continued)
Carnival
144A 5.75% 3/1/27 #	200,000	$ 200,996
144A 6.00% 5/1/29 #	160,000	160,695

Life Time 144A 6.00% 11/15/31 #	180,000	180,210
Light & Wonder International 144A 7.25% 11/15/29 #	175,000	180,753
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	544,000	544,497
Scientific Games Holdings 144A 6.625% 3/1/30 #	380,000	370,136
Six Flags Entertainment 144A 6.625% 5/1/32 #	185,000	189,727
		2,695,123
Media — 0.41%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	100,000	95,890
AMC Networks 4.25% 2/15/29	290,000	220,732
CCO Holdings
144A 4.50% 8/15/30 #	335,000	305,083
4.50% 5/1/32	110,000	97,276
144A 5.375% 6/1/29 #	330,000	321,615

Cimpress 144A 7.375% 9/15/32 #	150,000	150,494
CMG Media 144A 8.875% 6/18/29 #	410,000	284,376
CSC Holdings
144A 4.50% 11/15/31 #	200,000	150,993
144A 5.00% 11/15/31 #	200,000	111,411

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	213,000	87,219
Directv Financing 144A 5.875% 8/15/27 #	190,000	186,860
Gray Television
144A 4.75% 10/15/30 #	238,000	140,791
144A 5.375% 11/15/31 #	285,000	169,992

McGraw-Hill Education 144A 7.375% 9/1/31 #	215,000	222,859
Midcontinent Communications 144A 8.00% 8/15/32 #	175,000	183,866
Sirius XM Radio 144A 4.00% 7/15/28 #	680,000	639,052
Stagwell Global 144A 5.625% 8/15/29 #	190,000	183,334
Univision Communications 144A 7.375% 6/30/30 #	185,000	178,521
		3,730,364
Natural Gas — 0.02%
ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	198,713
		198,713

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate — 0.07%
Iron Mountain
144A 4.50% 2/15/31 #	320,000	$ 298,317
144A 5.25% 3/15/28 #	380,000	374,322
		672,639
Retail — 0.21%
Asbury Automotive Group
144A 4.625% 11/15/29 #	65,000	61,762
4.75% 3/1/30	170,000	161,298
Bath & Body Works
6.875% 11/1/35	435,000	455,286
6.95% 3/1/33	111,000	113,962
Carvana
PIK 144A 13.00% 6/1/30 #, >>	69,225	76,219
PIK 144A 14.00% 6/1/31 #, >>	64,200	76,871

Magnera 144A 7.25% 11/15/31 #	125,000	123,331
Murphy Oil USA 144A 3.75% 2/15/31 #	395,000	353,923
PetSmart 144A 7.75% 2/15/29 #	250,000	246,104
Victra Holdings 144A 8.75% 9/15/29 #	225,000	237,764
		1,906,520
Services — 0.22%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	53,000	52,522
GFL Environmental 144A 6.75% 1/15/31 #	150,000	155,744
Prime Security Services Borrower 144A 5.75% 4/15/26 #	533,000	533,910
Resideo Funding 144A 6.50% 7/15/32 #	157,000	159,674
S&S Holdings 144A 8.375% 10/1/31 #	130,000	131,720
Staples 144A 10.75% 9/1/29 #	180,000	177,693
United Rentals North America 3.875% 2/15/31	306,000	279,963
White Cap Buyer 144A 6.875% 10/15/28 #	340,000	342,833
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	174,000	174,234
		2,008,293
Technology — 0.41%
Accenture Capital
4.25% 10/4/31	770,000	753,431
4.50% 10/4/34	665,000	646,882
Broadcom
144A 3.469% 4/15/34 #	1,082,000	954,728
5.05% 7/12/29	35,000	35,401

Consolidated schedule of investments
Macquarie Wealth Builder Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

CDW 3.276% 12/1/28		390,000	$ 363,668
Marvell Technology 2.45% 4/15/28		520,000	481,490
Oracle 5.375% 9/27/54		435,000	422,939
			3,658,539
Technology & Electronics — 0.20%
Cloud Software Group 144A 6.50% 3/31/29 #		290,000	285,136
Entegris 144A 5.95% 6/15/30 #		335,000	335,890
Seagate HDD Cayman
5.75% 12/1/34		125,000	124,363
8.25% 12/15/29		90,000	96,642

Sensata Technologies 144A 4.00% 4/15/29 #		255,000	237,984
UKG 144A 6.875% 2/1/31 #		610,000	627,493
Zebra Technologies 144A 6.50% 6/1/32 #		50,000	51,341
			1,758,849
Telecommunications — 0.25%
Connect Finco 144A 9.00% 9/15/29 #		275,000	254,134
Consolidated Communications
144A 5.00% 10/1/28 #		215,000	202,956
144A 6.50% 10/1/28 #		270,000	263,447
Frontier Communications Holdings
5.875% 11/1/29		80,000	80,194
144A 6.00% 1/15/30 #		345,000	346,956
144A 6.75% 5/1/29 #		185,000	187,536

Iliad Holding SASU 144A 8.50% 4/15/31 #		200,000	213,106
Sable International Finance 144A 7.125% 10/15/32 #		200,000	200,524
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		405,000	357,202
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	178,981
			2,285,036
Transportation — 0.11%
Babcock International Group 1.375% 9/13/27 ■	EUR	200,000	202,356
Genesee & Wyoming 144A 6.25% 4/15/32 #		185,000	186,249
Rumo Luxembourg 144A 5.25% 1/10/28 #		400,000	390,705
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		200,000	208,380
			987,690
Total Corporate Bonds (cost $102,676,349)			101,740,760

		Principal amount°	Value (US $)

Government Agency Obligations — 0.23%
Consorcio Transmantaro 144A 4.70% 4/16/34 #		200,000	$ 189,278
Development Bank of Kazakhstan JSC
144A 5.50% 4/15/27 #		200,000	202,137
5.50% 4/15/27 ■		222,000	224,373
144A 13.489% 5/23/28 #	KZT	100,000,000	194,025

Georgian Railway JSC 4.00% 6/17/28 ■		400,000	355,625
Hutama Karya Persero 144A 3.75% 5/11/30 #		600,000	560,550
Mazoon Assets 144A 5.25% 10/9/31 #		200,000	198,960
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #		200,000	196,527
Total Government Agency Obligations (cost $2,188,333)			2,121,475

Municipal Bonds — 0.04%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50		185,000	222,082
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41		105,000	122,918
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45		60,000	53,890
Total Municipal Bonds (cost $484,907)			398,890

Non-Agency Asset-Backed Securities — 0.98%
Chase Issuance Trust Series 2024-A1 4.60% 1/16/29		1,300,000	1,305,382
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #		250,000	232,256
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #		243,125	221,747
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #		71,391	71,302
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26		140,000	138,295
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 144A 5.34% 6/15/28 #		150,000	151,661

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GreatAmerica Leasing Receivables Series 2024-1 A3 144A 4.98% 1/18/28 #	1,600,000	$ 1,606,752
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	500,876
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.255% 1/15/87 #, =, ♦	1,300,000	130
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,008,800
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	1,611,321
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	505,000	505,593
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	430,517
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	100,000	98,296
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	190,000	190,913
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	810,000	808,798
Total Non-Agency Asset-Backed Securities (cost $10,024,896)		8,882,639

Non-Agency Collateralized Mortgage Obligations — 0.31%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.234% (SOFR + 1.50%) 10/25/43 #, •	849,003	851,646
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.584% (SOFR + 1.85%) 11/25/43 #, •	283,287	286,561
Series 2024-DNA3 M2 144A 6.184% (SOFR + 1.45%) 10/25/44 #, •	780,000	783,466
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.416% 6/25/29 #, •	42,372	40,085
Series 2014-2 B2 144A 3.416% 6/25/29 #, •	42,372	39,925
Series 2015-4 B1 144A 3.53% 6/25/45 #, •	88,484	81,721
Series 2015-4 B2 144A 3.53% 6/25/45 #, •	88,484	81,259
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	39,726	32,484
JPMorgan Trust
Series 2015-5 B2 144A 6.63% 5/25/45 #, •	46,934	46,498
Series 2015-6 B1 144A 3.504% 10/25/45 #, •	74,113	70,367

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-6 B2 144A 3.504% 10/25/45 #, •		74,113	$ 70,010

Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •		77,790	63,805
Sequoia Mortgage Trust Series 2015-1 B2 144A 3.93% 1/25/45 #, •		16,704	15,983
Towd Point Mortgage Trust Series 2018-1 A1 144A 3.00% 1/25/58 #, •		9,506	9,324
WST Trust Series 2019-1 A 5.388% (BBSW1M + 1.08%) 8/18/50 •	AUD	529,801	347,194
Total Non-Agency Collateralized Mortgage Obligations (cost $2,859,328)			2,820,328

Non-Agency Commercial Mortgage-Backed Securities — 1.31%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	90,333
Series 2019-BN20 A3 3.011% 9/15/62		250,000	224,478
Series 2019-BN21 A5 2.851% 10/17/52		725,000	652,396
Series 2020-BN25 A5 2.649% 1/15/63		850,000	760,168
Series 2022-BNK40 A4 3.506% 3/15/64 •		1,000,000	905,684

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •		340,000	323,130
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		850,000	734,498
Series 2020-B19 A5 1.85% 9/15/53		455,000	380,620
Series 2020-B21 A5 1.978% 12/17/53		500,000	421,660
Series 2021-B24 A5 2.584% 3/15/54		260,000	222,378
Series 2021-B25 A5 2.577% 4/15/54		450,000	384,636
Series 2022-B33 A5 3.458% 3/15/55		1,000,000	900,635
Series 2022-B34 A5 3.786% 4/15/55 •		350,000	317,110
Series 2022-B35 A5 4.592% 5/15/55 •		145,000	137,741

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52		350,000	314,039
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57		250,000	225,353
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54		100,000	97,231

Consolidated schedule of investments
Macquarie Wealth Builder Fund
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

COMM Mortgage Trust Series 2015-3BP A 144A 3.178% 2/10/35 #		500,000	$ 485,000
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #		100,000	85,212
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50		350,000	336,226
Series 2017-GS6 A3 3.433% 5/10/50		515,000	492,547
Series 2019-GC39 A4 3.567% 5/10/52		580,000	538,586
Series 2019-GC42 A4 3.00% 9/10/52		1,280,000	1,163,485
Series 2020-GC47 A5 2.377% 5/12/53		250,000	217,774

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48		150,000	148,100
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50		350,000	332,857
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46		125,000	104,595
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49		835,000	796,524
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,276,999)			11,792,996

Sovereign Bonds — 1.48%Δ
Albania — 0.04%
Albania Government International Bond
3.50% 11/23/31 ■	EUR	320,000	321,127
			321,127
Angola — 0.02%
Angolan Government International Bond
9.375% 5/8/48 ■		200,000	167,450
			167,450
Argentina — 0.01%
Argentine Republic Government International Bond
0.75% 7/9/30 ~		83,808	61,830
			61,830
Benin — 0.02%
Benin Government International Bond
144A 7.96% 2/13/38 #		200,000	194,576
			194,576

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Bermuda — 0.08%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		401,000	$ 390,975
5.00% 7/15/32 ■		356,000	347,100
			738,075
Brazil — 0.11%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	4,248,000	591,369
Brazilian Government International Bond 4.75% 1/14/50		589,000	432,385
			1,023,754
Chile — 0.12%
Chile Government International Bonds
2.55% 1/27/32		645,000	556,313
3.50% 1/25/50		200,000	147,817
4.34% 3/7/42		438,000	386,754
			1,090,884
Colombia — 0.10%
Colombia Government International Bonds
3.25% 4/22/32		215,000	168,986
5.20% 5/15/49		200,000	140,900
8.375% 11/7/54		200,000	202,446
8.75% 11/14/53		407,000	428,045
			940,377
Dominican Republic — 0.09%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		661,000	617,176
144A 4.875% 9/23/32 #		242,000	222,057
			839,233
Honduras — 0.03%
Honduras Government International Bond
144A 8.625% 11/27/34 #		250,000	249,937
			249,937
Indonesia — 0.16%
Indonesia Treasury Bond 6.625% 2/15/34	IDR	5,053,000,000	313,411
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		1,163,000	1,143,440
			1,456,851

Consolidated schedule of investments
Macquarie Wealth Builder Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Ivory Coast — 0.12%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	400,000	$ 374,271
144A 6.125% 6/15/33 #		777,000	708,585
			1,082,856
Mexico — 0.07%
Mexican Udibonos 4.50% 11/22/35	MXN	2,079,937	95,873
Mexico Government International Bonds
3.50% 2/12/34		200,000	164,540
4.60% 1/23/46		416,000	319,420
			579,833
Nigeria — 0.04%
Nigeria Government International Bond
7.375% 9/28/33 ■		411,000	348,637
			348,637
Paraguay — 0.06%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		559,000	543,767
			543,767
Peru — 0.04%
Corp Financiera de Desarrollo
144A 2.40% 9/28/27 #		400,000	370,362
			370,362
Poland — 0.11%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		300,000	298,967
144A 5.75% 7/9/34 #		300,000	305,242
Republic of Poland Government International Bond 5.50% 4/4/53		403,000	391,558
			995,767
Republic of North Macedonia — 0.02%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	200,000	208,641
			208,641
Romania — 0.01%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	173,000	120,367
			120,367

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Serbia — 0.10%
Serbia International Bond
1.00% 9/23/28 ■	EUR	897,000	$ 854,577
			854,577
South Africa — 0.13%
Republic of South Africa Government International Bonds
5.65% 9/27/47		1,000,000	789,980
5.75% 9/30/49		444,000	350,343
			1,140,323
Total Sovereign Bonds (cost $13,877,820)			13,329,224

Supranational Banks — 0.07%
Africa Finance 144A 5.55% 10/8/29 #		200,000	198,983
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #		250,000	245,220
International Bank for Reconstruction & Development 13.50% 7/3/25	KZT	75,000,000	146,792
Total Supranational Banks (cost $611,719)			590,995

US Treasury Obligations — 3.70%
US Treasury Bonds
2.50% 2/15/45		850,000	622,526
3.875% 2/15/43		1,765,000	1,637,175
4.25% 8/15/54		35,000	34,240
4.50% 11/15/54		1,675,000	1,710,201
4.625% 5/15/44		1,075,000	1,095,324
4.625% 11/15/44		1,560,000	1,592,297
US Treasury Floating Rate Notes
4.631% (USBMMY3M + 0.18%) 7/31/26 •		2,060,000	2,061,295
4.654% (USBMMY3M + 0.21%) 10/31/26 •		4,415,000	4,419,686
US Treasury Notes
3.625% 9/30/31		4,550,000	4,414,211
3.875% 8/15/34		1,190,000	1,159,785
4.00% 7/31/29		2,155,000	2,146,287
4.125% 10/31/29		1,550,000	1,552,604

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.25% 11/15/34	3,510,000	$ 3,526,179
4.375% 7/15/27	3,265,000	3,285,151
4.375% 5/15/34	2,030,000	2,058,071
5.00% 9/30/25	2,065,000	2,074,589
Total US Treasury Obligations (cost $33,400,765)		33,389,621
	Number of shares
Common Stocks — 58.75%
Communication Services — 3.69%
Alphabet Class A	14,967	2,528,675
Alphabet Class C	16,288	2,776,941
AT&T	208,133	4,820,360
Electronic Arts	26,279	4,301,084
Interpublic Group	25,688	791,447
KDDI	16,900	558,584
Meta Platforms Class A	12,384	7,112,379
Publicis Groupe	8,121	882,184
Verizon Communications	117,686	5,218,197
Walt Disney	36,813	4,324,423
		33,314,274
Consumer Discretionary — 6.46%
adidas	4,411	1,043,109
Amadeus IT Group	26,498	1,860,969
Bath & Body Works	77,977	2,825,886
Best Buy	43,670	3,930,300
Booking Holdings	497	2,585,384
Buckle	48,785	2,541,211
eBay	33,537	2,122,557
Genuine Parts	24,901	3,155,704
H & M Hennes & Mauritz Class B	43,558	604,630
Home Depot	15,605	6,696,574
Kering	2,732	639,717
Lowe's	16,400	4,467,852
LVMH Moet Hennessy Louis Vuitton	2,231	1,398,590
NIKE Class B	72,981	5,748,713
PulteGroup	35,687	4,827,380
Ross Stores	24,805	3,841,550
Sodexo	15,750	1,308,204

	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Starbucks	21,056	$ 2,157,398
Swatch Group	3,180	579,551
TJX	47,774	6,004,714
		58,339,993
Consumer Staples — 3.63%
Altria Group	102,011	5,890,115
Anheuser-Busch InBev	25,934	1,393,752
Asahi Group Holdings	31,600	344,678
Conagra Brands	122,498	3,374,820
Danone	23,495	1,607,052
Diageo	63,639	1,901,200
Essity Class B	8,120	223,675
Hershey	18,749	3,302,261
Kao	30,900	1,344,475
Kimberly-Clark	3,647	508,210
Koninklijke Ahold Delhaize	64,109	2,211,946
Nestle	16,988	1,475,233
Philip Morris International	50,879	6,769,960
Seven & i Holdings	32,700	567,909
Unilever	31,921	1,911,490
		32,826,776
Energy — 2.25%
Chevron	41,942	6,791,668
Chord Energy	12,875	1,641,820
EOG Resources	8,114	1,081,272
Exxon Mobil	91,450	10,787,442
		20,302,202
Financials — 11.81%
Allstate	21,601	4,479,831
Ally Financial	54,034	2,160,279
American Financial Group	30,532	4,483,930
Ameriprise Financial	9,715	5,576,119
Artisan Partners Asset Management Class A	38,684	1,887,392
Bank of America	45,000	2,137,950
Bank of New York Mellon	64,426	5,274,557
Blackrock	4,990	5,103,772
Blackstone	24,187	4,621,894
Citizens Financial Group	114,964	5,534,367
Corebridge Financial	138,159	4,472,207
Fidelity National Financial	49,461	3,135,333

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Fidelity National Information Services	48,275	$ 4,117,857
Fifth Third Bancorp	52,413	2,518,969
KeyCorp	282,499	5,503,081
MetLife	61,001	5,382,118
MNSN Holdings =, †	116	757
Pluxee †	29,549	636,009
PNC Financial Services Group	13,250	2,845,040
Principal Financial Group	49,970	4,351,887
Prudential Financial	40,143	5,194,906
Regions Financial	57,096	1,556,437
Sberbank of Russia PJSC =	52,870	0
State Street	29,819	2,937,470
SVB Financial Trust =, †	133	75,477
Synchrony Financial	90,524	6,112,180
Travelers	16,807	4,471,334
Truist Financial	94,100	4,486,688
US Bancorp	89,300	4,758,797
Western Union	260,392	2,866,916
		106,683,554
Healthcare — 6.90%
AbbVie	36,509	6,678,591
Baxter International	92,600	3,121,546
Bristol-Myers Squibb	62,237	3,685,675
Cardinal Health	32,986	4,032,209
Cencora	17,216	4,330,685
Cigna Group	10,982	3,709,720
CVS Health	52,400	3,136,140
Gilead Sciences	49,449	4,577,988
Hologic †	50,131	3,985,414
Johnson & Johnson	23,800	3,689,238
McKesson	5,149	3,236,147
Merck & Co.	78,367	7,965,222
Novo Nordisk Class B	9,709	1,040,512
OmniAb 12.5 =, †	363	0
OmniAb 15 =, †	363	0
Pfizer	85,092	2,230,261
Roche Holding	6,131	1,781,367
SIGA Technologies	458,599	3,338,601
Smith & Nephew	140,657	1,785,376
		62,324,692

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials — 4.70%
Dover	21,627	$ 4,452,999
DSV	4,915	1,052,678
Expeditors International of Washington	28,422	3,457,252
Honeywell International	19,135	4,457,116
Intertek Group	20,861	1,252,513
Jacobs Solutions	27,515	3,885,943
Knorr-Bremse	12,498	955,416
Kone Class B	19,445	1,008,228
Lockheed Martin	2,926	1,549,054
Makita	43,700	1,372,255
Masco	52,684	4,244,223
Northrop Grumman	8,250	4,039,613
Otis Worldwide	38,035	3,916,844
Paychex	33,696	4,928,714
Securitas Class B	148,614	1,883,243
		42,456,091
Information Technology — 15.08%
Accenture Class A	12,200	4,420,914
Apple	110,549	26,236,594
Applied Materials	18,597	3,249,082
Broadcom	32,469	5,262,576
Cisco Systems	142,637	8,445,537
Cognizant Technology Solutions Class A	52,250	4,205,603
Dell Technologies Class C	30,161	3,848,242
HP	117,648	4,168,269
Lam Research	47,950	3,542,546
Microsoft	44,692	18,925,274
Monolithic Power Systems	4,822	2,737,160
Motorola Solutions	8,527	4,260,942
NetApp	34,669	4,251,806
NVIDIA	199,334	27,557,925
Oracle	23,102	4,270,174
QUALCOMM	27,502	4,359,892
SAP	8,765	2,081,388
Teledyne Technologies †	9,078	4,405,190
		136,229,114
Materials — 0.95%
Air Liquide	9,503	1,580,685
Dow	63,561	2,810,032

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
DuPont de Nemours	49,777	$ 4,160,859
		8,551,576
Real Estate — 0.52%
Equity Residential	61,709	4,730,612
Spirit MTA REIT =, †, π	677	0
		4,730,612
REIT Diversified — 0.15%
Gaming and Leisure Properties	8,931	460,929
VICI Properties	26,878	876,492
Vornado Realty Trust	586	25,227
		1,362,648
REIT Healthcare — 0.30%
Alexandria Real Estate Equities	3,743	412,591
CareTrust	5,071	151,065
Community Healthcare Trust	225	4,253
Healthpeak Properties	3,761	82,704
Medical Properties Trust	7,388	32,433
National Health Investors	1,337	102,481
Ventas	6,745	432,152
Welltower	10,472	1,447,021
		2,664,700
REIT Hotel — 0.16%
Apple Hospitality REIT	13,046	210,171
Chatham Lodging Trust	16,534	152,278
Host Hotels & Resorts	21,747	400,580
Park Hotels & Resorts	7,860	122,223
RLJ Lodging Trust	3,543	36,174
Ryman Hospitality Properties	3,273	383,727
Sunstone Hotel Investors	9,092	97,739
Xenia Hotels & Resorts	4,085	62,827
		1,465,719
REIT Industrial — 0.24%
Americold Realty Trust	3,119	74,419
Gladstone Commercial	2,557	45,029
Plymouth Industrial REIT	4,282	80,245
Prologis	14,750	1,722,505
Rexford Industrial Realty	4,555	191,674
Terreno Realty	898	54,446
		2,168,318

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Information Technology — 0.28%
Digital Realty Trust	4,256	$ 832,857
Equinix	1,736	1,703,849
		2,536,706
REIT Mall — 0.12%
Simon Property Group	6,010	1,103,436
		1,103,436
REIT Manufactured Housing — 0.05%
Equity LifeStyle Properties	3,039	216,772
Sun Communities	1,750	221,077
		437,849
REIT Multifamily — 0.23%
American Homes 4 Rent Class A	6,841	261,942
AvalonBay Communities	2,712	638,269
Camden Property Trust	3,020	379,916
Essex Property Trust	1,504	466,932
Mid-America Apartment Communities	2,077	340,960
		2,088,019
REIT Office — 0.04%
BXP	1,632	133,808
Cousins Properties	8,389	266,267
		400,075
REIT Retail — 0.01%
Curbline Properties †	4,454	108,054
		108,054
REIT Self-Storage — 0.20%
CubeSmart	5,583	276,694
Extra Space Storage	3,021	516,470
Public Storage	2,822	982,197
		1,775,361
REIT Shopping Center — 0.22%
Agree Realty	2,218	170,342
Brixmor Property Group	17,189	516,873
Kimco Realty	17,736	453,510
Kite Realty Group Trust	5,008	138,071
Phillips Edison & Co.	1,288	50,876
Regency Centers	4,020	303,872
Retail Opportunity Investments	5,040	87,696
SITE Centers	2,227	34,563

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Shopping Center (continued)
Tanger	5,359	$ 198,122
Urban Edge Properties	525	12,080
		1,966,005
REIT Single Tenant — 0.10%
Alexander's	44	9,839
Broadstone Net Lease	3,379	59,166
Orion Office	3,156	13,350
Realty Income	14,586	844,384
		926,739
REIT Specialty — 0.19%
EPR Properties	1,799	81,621
Essential Properties Realty Trust	4,895	166,919
Innovative Industrial Properties	566	61,705
Invitation Homes	11,881	406,924
Iron Mountain	4,613	570,490
Lamar Advertising Class A	1,974	264,555
Outfront Media	8,541	164,073
		1,716,287
Utilities — 0.47%
Duke Energy	36,000	4,213,800
		4,213,800
Total Common Stocks (cost $402,148,138)		530,692,600

Convertible Preferred Stock — 0.65%
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	15,856	898,084
Apollo Global Management 6.75% exercise price $98.97, maturity date 7/31/26	15,598	1,445,623
Bank of America 7.25% exercise price $50.00 ω	627	780,301
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	21,253	1,037,571
NextEra Energy 7.299% exercise price $90.38, maturity date 6/1/27	18,273	947,090
Wells Fargo & Co. 7.50% exercise price $156.71 ω	615	750,657
Total Convertible Preferred Stock (cost $5,080,216)		5,859,326

	Number of shares	Value (US $)

Preferred Stock — 0.17%
Henkel AG & Co. 2.27% ω	17,455	$ 1,489,664
Total Preferred Stock (cost $1,421,854)		1,489,664

Exchange-Traded Funds — 5.34%
iShares Core MSCI Europe ETF	397,925	22,407,157
Vanguard S&P 500 ETF	46,706	25,849,435
Total Exchange-Traded Funds (cost $46,967,694)		48,256,592

Limited Liability Corporation — 1.14%
SC Hixson <<, =, π	7,200,000	10,288,800
Total Limited Liability Corporation (cost $4,671,000)		10,288,800

Warrant — 0.00%
Danimer Scientific strike price $5.00, expiration date 12/15/26 †	13,226	555
Total Warrant (cost $0)		555

Short-Term Investments — 4.94%
Money Market Mutual Funds — 4.94%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.53%)	11,159,236	11,159,236
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.51%)	11,159,236	11,159,236
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.59%)	11,159,236	11,159,236

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.58%)	11,159,236	$ 11,159,236
Total Short-Term Investments (cost $44,636,944)		44,636,944
Total Value of Securities—100.59% (cost $775,604,373)		$908,639,772
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at November 30, 2024.
Δ	Securities have been classified by country of risk.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at November 30, 2024. Rate will reset at a future date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $69,153,635, which represents 7.66% of the Fund’s net assets. See Note 12 in “Notes to consolidated financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to consolidated financial statements.”
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	Perpetual security. Maturity date represents next call date.
<<	Affiliated company. See Note 2 in “Notes to consolidated financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At November 30, 2024, the aggregate value of restricted securities was $10,288,800, which represented 1.14% of the Fund’s net assets. See Note 12 in “Notes to consolidated financial statements” and the following table for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
SC Hixson	1/7/20	$4,671,000	$10,288,800
Spirit MTA REIT	1/2/20	—	—
Total		$4,671,000	$10,288,800

Consolidated schedule of investments
Macquarie Wealth Builder Fund
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at November 30, 2024:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EUR	(1,778,258)	USD	1,978,865	12/13/24	$98,545	$—
JPMCB	INR	54,477,930	USD	(646,347)	12/13/24	—	(2,546)
JPMCB	KZT	137,649,600	USD	(281,118)	12/13/24	—	(15,873)
Total Forward Foreign Currency Exchange Contracts						$98,545	$(18,419)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
28	US Treasury 5 yr Notes	$3,012,844	$2,989,282	3/31/25	$23,562	$3,937
62	US Treasury 10 yr Notes	6,893,625	6,809,500	3/20/25	84,125	17,438
37	US Treasury 10 yr Ultra Notes	4,247,484	4,176,423	3/20/25	71,061	16,766
20	US Treasury Long Bonds	2,390,000	2,329,583	3/20/25	60,417	13,750
Total Futures Contracts			$16,304,788		$239,165	$51,891

Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28 - Quarterly	1,006,000	1.000%	$(16,784)	$(2,096)	$(14,688)
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 12/20/28 - Quarterly	941,000	1.000%	(15,256)	(2,607)	(12,649)
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28 - Quarterly	700,000	1.000%	5,511	31,842	(26,331)
JPMCB Republic of South Africa 1.00% 12/20/28 Ba2 6/20/28 - Quarterly	1,438,000	1.000%	12,588	62,045	(49,457)
Total CDS Contracts			$(13,941)	$89,184	$(103,125)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	See Note 9 in “Notes to consolidated financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

Consolidated schedule of investments
Macquarie Wealth Builder Fund
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
Summary of abbreviations:
AG – Aktiengesellschaft
BBSW1M – Bank Bill Swap Rate 1 Month
BDC – Business Development Company
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
IDR – Indonesian Rupiah

Summary of currencies: (continued)
INR – Indian Rupee
KZT – Kazakhstani Tenge
MXN – Mexican Peso
USD – US Dollar
See accompanying notes, which are  an integral part of the consolidated financial statements.

Consolidated statement of assets and liabilities
Macquarie Wealth Builder Fund	November 30, 2024
Assets:
Investments, at value*	$898,350,972
Investments of affiliated issuers, at value**	10,288,800
Foreign currencies, at valueΔ	113,747
Cash	5,845,838
Cash collateral due from brokers	371,800
Dividends and interest receivable	2,944,931
Payment by affiliates receivable	1,861,521
Payment by service provider receivable	1,500,000
Receivable for fund shares sold	537,341
Foreign tax reclaims receivable	476,633
Unrealized appreciation on forward foreign currency exchange contracts	98,545
Upfront payments paid on over-the-counter credit default swap contracts	89,184
Variation margin due from broker on futures contracts	51,891
Prepaid expenses	35,626
Receivable for securities sold	82
Other assets	7,919
Total Assets	922,574,830
Liabilities:
Payable for securities purchased	14,296,307
Deferred tax liability	2,049,170
Tax expense payable	973,161
Payable for fund shares redeemed	695,734
Investment management fees payable to affiliates	454,244
Other accrued expenses	285,040
Interest and tax penalties payable	264,128
Distribution fees payable to affiliates	165,596
Unrealized depreciation on over-the-counter credit default swap contracts	103,125
Unrealized depreciation on forward foreign currency exchange contracts	18,419
Total Liabilities	19,304,924
Total Net Assets	$903,269,906

Net Assets Consist of:
Paid-in capital	$735,887,312
Total distributable earnings (loss)	167,382,594
Total Net Assets	$903,269,906

Net Asset Value

Class A:
Net assets	$757,051,749
Shares of beneficial interest outstanding, unlimited authorization, no par	47,773,738
Net asset value per share	$15.85
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$16.82

Class C:
Net assets	$13,300,210
Shares of beneficial interest outstanding, unlimited authorization, no par	837,289
Net asset value per share	$15.88

Class R:
Net assets	$1,578,563
Shares of beneficial interest outstanding, unlimited authorization, no par	99,551
Net asset value per share	$15.86

Institutional Class:
Net assets	$128,935,557
Shares of beneficial interest outstanding, unlimited authorization, no par	8,135,542
Net asset value per share	$15.85

Class R6:
Net assets	$2,403,827
Shares of beneficial interest outstanding, unlimited authorization, no par	151,693
Net asset value per share	$15.85
*Investments, at cost	$770,933,373
**Investments of affiliated issuers, at cost	4,671,000
ΔForeign currencies, at cost	113,599
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated statement of operations
Macquarie Wealth Builder Fund	Year ended November 30, 2024
Investment Income:
Dividends	$15,080,512
Interest	13,348,920
Dividends from affiliated investments	585,000
Foreign tax withheld	(154,293)
28,860,139

Expenses:
Management fees	5,615,405
Distribution expenses — Class A	1,873,184
Distribution expenses — Class C	149,427
Distribution expenses — Class R	8,418
Dividend disbursing and transfer agent fees and expenses	897,179
Interest and tax penalties	470,702
Accounting and administration expenses	169,013
Legal fees	138,446
Reports and statements to shareholders expenses	104,951
Registration fees	102,448
Audit and tax fees	71,041
Trustees’ fees	38,752
Custodian fees	34,566
Other	159,608
9,833,140
Less expenses waived	(232,003)
Less expenses paid indirectly	(36,287)
Payment by affiliates[1]	(1,233,320)
Payment by service provider[2]	(1,500,000)
Total operating expenses	6,831,530
Net Investment Income (Loss)	22,028,609

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$35,539,435
Foreign currencies	(125,500)
Forward foreign currency exchange contracts	(2,987)
Futures contracts	(213,681)
Swap contracts	(57,806)
Net increase from payment by affiliates[1]	213,936
Net realized gain (loss)	35,353,397

Net change in unrealized appreciation (depreciation) on:
Investments	106,978,449
Affiliated investments	935,280
Foreign currencies	(13,941)
Forward foreign currency exchange contracts	69,695
Futures contracts	96,076
Swap contracts	(72,173)
Deferred tax expense	(2,049,170)
Net change in unrealized appreciation (depreciation)	105,944,216
Net Realized and Unrealized Gain (Loss)	141,297,613
Net Increase (Decrease) in Net Assets Resulting from Operations	$163,326,222
[1]	See Note 2 in “Notes to consolidated financial statements.”
[2]	See Note 1 in “Notes to consolidated financial statements.”
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated statements of changes in net assets
Macquarie Wealth Builder Fund
	Year ended
	11/30/24	11/30/23φ
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$24,761,929[1]	$9,306,916
Net realized gain (loss)	35,139,461[2]	17,229,468
Payment by affiliates[3]	(1,233,320)	—
Payment by service provider[4]	(1,500,000)	—
Net increase from payment by affiliates[3]	213,936	—
Net change in unrealized appreciation (depreciation)	105,944,216	5,943,945
Net increase (decrease) in net assets resulting from operations	163,326,222	32,480,329

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(30,235,521)	(24,558,534)
Class C	(567,118)	(1,362,727)
Class R	(70,785)	(86,471)
Institutional Class	(5,393,846)	(8,665,489)
Class R6	(96,658)	(22,903)
	(36,363,928)	(34,696,124)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	31,386,491[5]	20,254,353
Class C	2,452,604[5]	1,311,979
Class R	221,338[5]	250,460
Institutional Class	11,869,564[5]	15,222,119
Class R6	86,400[5]	2,052,465

Net assets from reorganization:[6]
Class A	—	524,606,211
Class C	—	4,120,753
Class R	—	694,137
Institutional Class	—	24,272,794
Class R6	—	22,008

	Year ended
	11/30/24	11/30/23φ
Capital Share Transactions (See Note 6) (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$29,300,120	$23,425,241
Class C	566,282	1,357,724
Class R	70,318	85,581
Institutional Class	5,070,983	8,114,698
Class R6	96,658	22,903
	81,120,758	625,813,426
Cost of shares redeemed:
Class A	(125,741,969)	(90,609,262)
Class C	(8,022,028)	(10,912,196)
Class R	(775,614)	(234,742)
Institutional Class	(25,688,865)	(32,825,120)
Class R6	(190,143)	(50,477)
	(160,418,619)	(134,631,797)
Increase (decrease) in net assets derived from capital share transactions	(79,297,861)	491,181,629
Net Increase in Net Assets	47,664,433	488,965,834

Net Assets:
Beginning of year	855,605,473	366,639,639
End of year	$903,269,906	$855,605,473
φ	For the year ended November 30, 2023, the Statement of changes in net assets was not consolidated.
[1]	Excludes payment by affiliates and payment by service provider.
[2]	Excludes net increase from payment by affiliates.
[3]	See Note 2 in “Notes to consolidated financial statements.”
[4]	See Note 1 in “Notes to consolidated financial statements.”
[5]	Amount includes capital contributions by affiliates. See Note 2 in “Notes to consolidated financial statements.”
[6]	See Note 7 in “Notes to consolidated financial statements.”
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated financial highlights
Macquarie Wealth Builder Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[3]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[7]	The impact of the tax expense on the ratios of expenses to average net assets is 0.81% and 0.18% for the years ended November 30, 2023 and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
11/30/24	11/30/23φ	11/30/22φ	11/30/21φ	11/30/20φ
$13.74	$14.38	$15.71	$13.71	$14.01

0.30	0.19	0.22	0.21	0.25
2.34	0.24[2]	(0.47)	2.06	(0.09)
0.04[3]	—	—	—	—
0.02[3]	—	—	—	—
2.70	0.43	(0.25)	2.27	0.16

(0.29)	(0.31)	(0.25)	(0.27)	(0.27)
(0.30)	(0.76)	(0.83)	—	(0.19)
(0.59)	(1.07)	(1.08)	(0.27)	(0.46)
$15.85	$13.74	$14.38	$15.71	$13.71
20.14%[3]	3.36%[2]	(1.78%)	16.63%	1.30%

$757,052	$716,481	$235,618	$259,143	$230,168
0.79%[3,6]	1.86%[7]	1.26%[7]	1.08%	1.09%
1.12%[6]	1.86%[7]	1.30%[7]	1.11%	1.12%
2.44%[3,6]	1.44%[7]	1.51%[7]	1.37%	1.91%
2.11%[6]	1.44%[7]	1.47%[7]	1.34%	1.88%
66%	51%	65%	89%	68%

Consolidated financial highlights
Macquarie Wealth Builder Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[3]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[7]	The impact of the tax expense on the ratios of expenses to average net assets is 1.33% and 0.18% for the years ended November 30, 2023 and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
11/30/24	11/30/23φ	11/30/22φ	11/30/21φ	11/30/20φ
$13.66	$14.42	$15.75	$13.73	$14.04

0.19	0.02	0.11	0.09	0.15
2.46	0.18[2]	(0.47)	2.08	(0.10)
0.04[3]	—	—	—	—
0.02[3]	—	—	—	—
2.71	0.20	(0.36)	2.17	0.05

(0.19)	(0.20)	(0.14)	(0.15)	(0.17)
(0.30)	(0.76)	(0.83)	—	(0.19)
(0.49)	(0.96)	(0.97)	(0.15)	(0.36)
$15.88	$13.66	$14.42	$15.75	$13.73
20.23%[3]	1.65%[2]	(2.53%)	15.84%	0.47%

$13,300	$16,058	$21,167	$31,157	$52,258
1.54%[3,6]	3.13%[7]	2.01%[7]	1.83%	1.84%
1.87%[6]	3.13%[7]	2.05%[7]	1.86%	1.87%
1.69%[3,6]	0.20%[7]	0.76%[7]	0.62%	1.16%
1.36%[6]	0.20%[7]	0.72%[7]	0.59%	1.13%
66%	51%	65%	89%	68%

Consolidated financial highlights
Macquarie Wealth Builder Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[3]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[7]	The impact of the tax expense on the ratios of expenses to average net assets is 1.29% and 0.18% for the years ended November 30, 2023 and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
11/30/24	11/30/23φ	11/30/22φ	11/30/21φ	11/30/20φ
$13.68	$14.39	$15.71	$13.71	$14.02

0.27	0.10	0.18	0.17	0.21
2.40	0.22[2]	(0.46)	2.06	(0.09)
0.04[3]	—	—	—	—
0.02[3]	—	—	—	—
2.73	0.32	(0.28)	2.23	0.12

(0.25)	(0.27)	(0.21)	(0.23)	(0.24)
(0.30)	(0.76)	(0.83)	—	(0.19)
(0.55)	(1.03)	(1.04)	(0.23)	(0.43)
$15.86	$13.68	$14.39	$15.71	$13.71
20.42%[3]	2.58%[2]	(1.98%)	16.32%	0.99%

$1,578	$1,806	$1,028	$1,203	$1,069
1.04%[3,6]	2.59%[7]	1.51%[7]	1.33%	1.34%
1.37%[6]	2.59%[7]	1.55%[7]	1.36%	1.37%
2.19%[3,6]	0.72%[7]	1.26%[7]	1.12%	1.66%
1.86%[6]	0.72%[7]	1.22%[7]	1.09%	1.63%
66%	51%	65%	89%	68%

Consolidated financial highlights
Macquarie Wealth Builder Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Calculated using average shares outstanding.
[2]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[3]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[7]	The impact of the tax expense on the ratios of expenses to average net assets is 1.27% and 0.18% for the years ended November 30, 2023 and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended
11/30/24	11/30/23φ	11/30/22φ	11/30/21φ	11/30/20φ
$13.66	$14.38	$15.70	$13.70	$14.01

0.34	0.17	0.25	0.25	0.28
2.42	0.21[2]	(0.45)	2.05	(0.10)
0.04[3]	—	—	—	—
0.02[3]	—	—	—	—
2.82	0.38	(0.20)	2.30	0.18

(0.33)	(0.34)	(0.29)	(0.30)	(0.30)
(0.30)	(0.76)	(0.83)	—	(0.19)
(0.63)	(1.10)	(1.12)	(0.30)	(0.49)
$15.85	$13.66	$14.38	$15.70	$13.70
21.16%[3]	3.00%[2]	(1.47%)	16.93%	1.50%

$128,936	$119,151	$108,827	$116,626	$116,589
0.54%[3,6]	2.07%[7]	1.01%[7]	0.83%	0.84%
0.87%[6]	2.07%[7]	1.05%[7]	0.86%	0.87%
2.69%[3,6]	1.26%[7]	1.76%[7]	1.62%	2.16%
2.36%[6]	1.26%[7]	1.72%[7]	1.59%	2.13%
66%	51%	65%	89%	68%

Consolidated financial highlights
Macquarie Wealth Builder Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waiver[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the period indicated.
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates, capital contributions by affiliates and payment by service provider. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%. See Note 1 and Note 2 in “Notes to consolidated financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[8]	The impact of the tax expense on the ratios of expenses to average net assets is 0.05% for the period ended November 30, 2023.
[9]	Portfolio turnover is representative of the Fund for the period ended November 30, 2023.
See accompanying notes, which are an integral part of the consolidated financial statements.

Year ended 11/30/24	2/28/23[1] to 11/30/23φ
$13.83	$13.35

0.35	0.34
2.25	0.38[3]
0.04[4]	—
0.02[4]	—
2.66	0.72

(0.34)	(0.24)
(0.30)	—
(0.64)	(0.24)
$15.85	$13.83
19.78%[4]	5.49%[3]

$2,404	$2,109
0.47%[4,7]	0.77%[8]
0.81%[7]	0.80%[8]
2.76%[4,7]	2.55%[8]
2.42%[7]	2.52%[8]
66%	51%[9]

Notes to consolidated financial statements
Macquarie Wealth Builder Fund	November 30, 2024
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Macquarie Small Cap Core Fund (formerly, Delaware Small Cap Core Fund through December 31, 2024), Macquarie Small Cap Value Fund (formerly, Delaware Small Cap Value Fund through December 31, 2024), and Macquarie Wealth Builder Fund (formerly, Delaware Wealth Builder Fund through December 31, 2024). These consolidated financial statements and the related notes pertain to Macquarie Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Basis of Consolidation — Chattanooga Opportunities LLC (the Subsidiary), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. The date of incorporation of the Subsidiary was June 3, 2024. As of November 30, 2024, the net assets held by the Subsidiary are $8,244,430, or approximately 0.91%, of the Fund's net assets.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or

ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
1. Significant Accounting Policies (continued)
occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended November 30, 2024, and for all open tax years (years ended November 30, 2021–November 30, 2023), and has concluded that except for the provision related to the consolidated subsidiary discussed below, no other provision for federal income tax is required in the Fund’s consolidated financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Consolidated statement of operations.” During the year ended November 30, 2024, the Fund incurred $470,702 in interest and tax penalties.
Consolidated Subsidiary. The Fund holds an investment through a wholly-owned subsidiary (Subsidiary), which is subject to federal and state income taxes.
This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards. There are no closed tax year ends for the Subsidiary. At year ending November 30, 2024, any estimated tax liability for this investment is presented as "Deferred tax liability" in the "Consolidated statement of assets and liabilities" and included in "Net change in net unrealized appreciation (depreciation) on deferred tax expense" in the "Consolidated statement of operations." The tax liability incurred may differ materially depending on conditions when the investment is disposed.

The Subsidiary's income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):
Tax Expense/(Benefit):
	Current	Deferred	Total
Federal	$ —	$2,049,170	$2,049,170
State	—	—	—
Valuation allowance	—	—	—
Total Tax Expense/(Benefit)	$ —	$2,049,170	$2,049,170
Components of the Subsidiary's deferred tax assets and liabilities as of November 30, 2024 are as follows:
Deferred Tax Assets/(Liabilities):
Basis in partnerships	$(2,049,170)
Net operating loss	—
Other	—
Total net deferred tax asset/(liability) before valuation allowance	(2,049,170)
Less: valuation allowance	—
Net deferred tax asset/(liability)	$(2,049,170)
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended November 30, 2024, is as follows:
The Subsidiary's pre-tax income	None
Pre-tax income/(loss) at the statutory rate	—
Adjustment to prior year deferred taxes including inherited tax amounts	$2,049,170
State income tax expense, net of federal benefit	—
Less: valuation allowance	—
Total income tax expense/(benefit)	$2,049,170
The Subsidiary recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Subsidiary tax positions, and has concluded that a liability for unrecognized tax benefits should be recorded related to uncertain tax positions of the Subsidiary as shown. The Subsidiary is not aware of any other tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
1. Significant Accounting Policies (continued)
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Consolidated statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Consolidated statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Consolidated schedule of investments.”
Use of Estimates — The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
1. Significant Accounting Policies (continued)
history and market convention. The “Consolidated statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2024, the Fund earned $33,176 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended November 30, 2024, the Fund earned $3,111 under this arrangement.
During the year ended November 30, 2024, a third party service provider reimbursed the Fund $1,500,000 toward its tax liability payment. This amount is included on the "Consolidated statement of assets and liabilities" under "Payment by service provider receivable" and “Consolidated statement of operations” under “Payment by service provider.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund's Class A, Class C, Class R, and Institutional Class shares' average daily net assets from December 1, 2023 through March 31, 2025, and 0.73% of the Fund's Class R6 shares' average daily net assets from April 1, 2024 through March 31, 2025. Prior to April 1, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.72% of the Fund's Class R6 shares' average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from December 1, 2023 (except as noted) through March 31, 2025, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.04%	1.79%	1.29%	0.79%	0.73%*
*	Effective April 1, 2024. Prior to April 1, 2024, the amount for Class R6 shares was 0.72%.
DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the Affiliated Sub-Advisors). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Accounting and administration expenses.” For the year ended November 30, 2024, the Fund paid $44,198 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
amount is included on the "Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended November 30, 2024, the Fund paid $57,889 for  these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Consolidated statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended November 30, 2024, the Fund paid $72,244 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Consolidated statement of operations” under “Legal fees.”
For the year ended November 30, 2024, DDLP earned $40,334 for commissions on sales of the Fund’s Class A shares. For the year ended November 30, 2024, DDLP received gross CDSC commissions of $380 and $486 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the transactions in affiliated companies during the year ended November 30, 2024 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Limited Liability Corporation—1.14%
SC Hixson	$10,163,520	$ —	$(810,000)[1]	$—	$935,280
	Value, end of period	Shares	Dividend income	Capital gain distributions
Limited Liability Corporation—1.14%
SC Hixson	$10,288,800	7,200,000	$585,000	$—
1The amount shown included return of capital.
During the year ended November 30, 2024, DMC reimbursed the Fund $1,861,521 for tax liability payment and deferred tax expense estimate. An amount of $1,233,320 is included on the "Consolidated statements of assets and liabilities" under "Payment by affiliates receivable", on the “Consolidated statement of operations” under “Payment by affiliates” and an amount of $628,201 is included on the “Consolidated statement of changes in net assets” under “Proceeds from shares sold.”
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $272,511. An amount of $213,936 is included on the “Consolidated statement of operations” under “Net increase from payment by affiliates” and an amount of $58,575 is included on the “Consolidated statement of changes in net assets” under “Proceeds from shares sold.”
3. Investments
For the year ended November 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$316,277,097
Purchases of US government securities	254,828,710
Sales other than US government securities	437,581,909
Sales of US government securities	259,311,097

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
3. Investments (continued)
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At November 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$776,399,185
Aggregate unrealized appreciation of investments and derivatives	$164,068,750
Aggregate unrealized depreciation of investments and derivatives	(31,609,501)
Net unrealized appreciation of investments and derivatives	$132,459,249
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of November 30, 2024:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$365,538	$12,731	$378,269
Agency Mortgage-Backed Securities	—	57,526,683	—	57,526,683
Collateralized Debt Obligations	—	4,197,009	—	4,197,009
Common Stocks
Communication Services	31,873,506	1,440,768	—	33,314,274
Consumer Discretionary	52,213,427	6,126,566	—	58,339,993
Consumer Staples	22,280,987	10,545,789	—	32,826,776
Energy	20,302,202	—	—	20,302,202
Financials	105,971,311	636,009	76,234[1,2]	106,683,554
Healthcare	57,717,437	4,607,255	—[2]	62,324,692
Industrials	34,931,758	7,524,333	—	42,456,091
Information Technology	134,147,726	2,081,388	—	136,229,114
Materials	6,970,891	1,580,685	—	8,551,576
Real Estate	4,730,612	—	—[2]	4,730,612
REIT Diversified	1,362,648	—	—	1,362,648
REIT Healthcare	2,664,700	—	—	2,664,700
REIT Hotel	1,465,719	—	—	1,465,719
REIT Industrial	2,168,318	—	—	2,168,318
REIT Information Technology	2,536,706	—	—	2,536,706
REIT Mall	1,103,436	—	—	1,103,436
REIT Manufactured Housing	437,849	—	—	437,849
REIT Multifamily	2,088,019	—	—	2,088,019
REIT Office	400,075	—	—	400,075
REIT Retail	108,054	—	—	108,054
REIT Self-Storage	1,775,361	—	—	1,775,361
REIT Shopping Center	1,966,005	—	—	1,966,005
REIT Single Tenant	926,739	—	—	926,739
REIT Specialty	1,716,287	—	—	1,716,287

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Utilities	$4,213,800	$—	$—	$4,213,800
Convertible Bonds	—	30,246,402	—	30,246,402
Convertible Preferred Stock	5,859,326	—	—	5,859,326
Corporate Bonds	—	101,740,760	—	101,740,760
Exchange-Traded Funds	48,256,592	—	—	48,256,592
Government Agency Obligations	—	2,121,475	—	2,121,475
Limited Liability Corporation	—	—	10,288,800	10,288,800
Municipal Bonds	—	398,890	—	398,890
Non-Agency Asset-Backed Securities	—	8,882,509	130	8,882,639
Non-Agency Collateralized Mortgage Obligations	—	2,820,328	—	2,820,328
Non-Agency Commercial Mortgage-Backed Securities	—	11,792,996	—	11,792,996
Preferred Stock	1,489,664	—	—	1,489,664
Sovereign Bonds	—	13,329,224	—	13,329,224
Supranational Banks	—	590,995	—	590,995
US Treasury Obligations	—	33,389,621	—	33,389,621
Warrant	555	—	—	555
Short-Term Investments	44,636,944	—	—	44,636,944
Total Value of Securities	$596,316,654	$301,945,223	$10,377,895	$908,639,772

Derivatives[3]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$98,545	$—	$98,545
Futures Contracts	239,165	—	—	239,165

Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(18,419)	$—	$(18,419)
Over-The-Counter Credit Default Swap Contracts	—	(103,125)	—	(103,125)

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of November 30, 2024.

[2]The security that has been valued at zero on the “Consolidated schedule of investments” is considered to be a Level 3 investment in this table.

[3]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:
	Agency Collateralized Mortgage Obligations	Non-Agency Asset-Backed Securities	Common Stocks	Limited Liability Corporation	Total
Balance as of 11/30/23	$—	$1,300	$—[1]	$10,163,520	$10,164,820
Purchases	—	—	76,517	—	76,517
Transfer in	19,603	—	—	—	19,603
Sales	—	—	(4,068)	—	(4,068)
Net realized gain (loss)	—	—	(136,632)	—	(136,632)
Return of capital	—	—	—	(810,000)	(810,000)
Net change in unrealized appreciation (depreciation)	(6,872)	(1,170)	140,417	935,280	1,067,655
Balance as of 11/30/24	$12,731	$130	$76,234[1]	$10,288,800	$10,377,895
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 11/30/24	$(6,872)	$(1,170)	$(283)	$935,280	$926,955
1Includes securities valued at zero on the “Consolidated schedule of investments."

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
3. Investments (continued)
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for the Fund is as follows:
Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Agency Collateralized Mortgage Obligations	$12,731	Option adjusted spread (OAS) model	Discount rate	8.58%
Limited Liability Corporation	10,288,800	Market cap rate method (using trailing 12 month NOI adjusted for assets and liabilities)	Liquidity discount Cap rate	5.00% 6.98%
Fair valued securities currently priced at zero on the "Consolidated schedule of investments" are excluded from the table above.
Level 3 securities with a total value of $76,364 on the "Consolidated schedule of investments", have been valued using third party pricing information without adjustment and are excluded from the table above.
When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended November 30, 2024 and 2023 were as follows:
	Year ended
	11/30/24	11/30/23
Ordinary income	$17,467,724	$14,883,297
Long-term capital gains	14,824,679	19,812,827
Total	$32,292,403	$34,696,124
In conjunction with the Reorganization described in Note 7, the Delaware Strategic Allocation Fund inadvertently failed to distribute to its respective shareholders sufficient net capital gains for the taxable year ending on the Reorganization date as required by Subchapter M of the Internal Revenue Code. In order to meet the distribution requirements under Subchapter M to maintain “RIC” status, the Fund paid a “deficiency dividend” as described in Section 860(f) of the Internal Revenue Code, in the amount of $4,071,525.
5. Components of Net Assets on a Tax Basis
As of November 30, 2024, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$735,887,312
Undistributed ordinary income	7,189,127
Undistributed long-term capital gains	30,769,060
Other temporary differences	(973,161)
Unrealized appreciation of investments, foreign currencies, and derivatives	130,397,568
Net assets	$903,269,906
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency and deferred tax expenses.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and straddle losses, mark-to-market of forward foreign currency exchange contracts, futures contracts and CDS contracts, tax treatment of partnership income, REITs, swap contracts, trust preferred securities, and market discount and premium on debt instruments.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to deficiency dividend paid on behalf of Delaware Strategic Allocation Fund, gain (loss) on foreign currency transactions, tax treatment of partnerships, swap contracts, amortization on fixed income securities, paydown gains (loss) of asset- and mortgage back securities, non-deductible expenses, and tax treatment

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
5. Components of Net Assets on a Tax Basis (continued)
of REITs. Results of operations and net assets were not affected by these reclassifications. For the year ended November 30, 2024, the adjustments were to decrease paid-in-capital and increase total distributable earnings (loss) by $7,022,557.
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	11/30/24	11/30/23
Shares sold:
Class A	2,097,323	1,514,024
Class C	167,797	97,010
Class R	14,815	18,425
Institutional Class	796,423	1,125,229
Class R6	5,478	152,909

Shares from reorganization:[1]
Class A	—	39,183,567
Class C	—	314,783
Class R	—	53,145
Institutional Class	—	1,853,886
Class R6	—	1,628

Shares issued upon reinvestment of dividends and distributions:
Class A	2,038,583	1,756,099
Class C	39,630	102,163
Class R	4,903	6,434
Institutional Class	352,112	611,273
Class R6	6,702	1,696
	5,523,766	46,792,271

Shares redeemed:
Class A	(8,500,737)	(6,696,220)
Class C	(545,606)	(805,903)
Class R	(52,171)	(17,449)
Institutional Class	(1,737,633)	(2,434,735)
Class R6	(13,022)	(3,698)
	(10,849,169)	(9,958,005)
Net increase (decrease)	(5,325,403)	36,834,266
[1]	See Note 7.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Consolidated statements of changes in net assets.” For the years ended November 30, 2024 and November 30, 2023, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
11/30/24	50,577	39,455	564	40,113	50,567	—	$1,338,996
11/30/23	171,811	54,837	130,499	67,820	171,852	125,738	4,868,904
7. Reorganization
The following pertains to reorganizations that occurred during the Fund's December 1, 2022 to November 30, 2023 fiscal year. On November 10, 2022, the Board approved a proposal to reorganize Delaware Strategic Allocation Fund (the “Acquired Fund I”), a series of Delaware Group® Foundation Funds, and Delaware Total Return Fund (the “Acquired Fund II”), a series of Delaware Group Equity Funds IV (and together with Acquired Fund I, the “Acquired Funds”), with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganizations”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of Acquired Funds were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Funds, in exchange for shares of Acquiring Fund. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganizations. In approving the Reorganizations, the Board considered various factors, including that the Acquiring Fund and the Acquired Funds share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Funds' total expense ratio following the Reorganizations taking into account applicable expense limitation arrangements. The Reorganizations were accomplished by a tax-free exchange of shares on March 10, 2023 for the Acquired Fund I reorganization and April 28, 2023 for the Acquired Fund II reorganization. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
7. Reorganization (continued)
The share transactions associated with the March 10, 2023 Acquired Fund I Reorganizations are as follows:
	Acquired Fund I Net Assets	Acquired Fund I Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$146,093,404	16,492,544	11,190,719	$217,450,659	0.6785
Class C	4,120,753	465,638	314,783	17,542,300	0.6760
Class R	694,137	78,828	53,145	1,005,249	0.6742
Institutional Class	21,988,717	2,479,809	1,684,946	104,009,271	0.6795
The net assets of the Acquired Fund I before the Reorganizations were $172,897,011. The net assets of the Acquiring Fund immediately following the Reorganizations were $512,915,719.
The share transactions associated with the April 28, 2023 Acquired Fund II Reorganizations are as follows:
	Acquired Fund II Net Assets	Acquired Fund II Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$378,512,807	26,887,085	27,992,848	$368,737,152	1.0411
Institutional Class	2,284,077	161,406	168,940	124,962,265	1.0467
Class R6	22,008	1,550	1,628	1,307,260	1.0503
The net assets of the Acquired Fund II before the Reorganizations were $380,818,892. The net assets of the Acquiring Fund immediately following the Reorganizations were $898,440,554.
Assuming the Reorganizations had been completed on December 1, 2022, the Acquiring Fund's pro forma results of operations for the year ended November 30, 2023, would have been as follows:
Net investment income	$17,498,378
Net realized gain on investments	32,965,766
Net change in unrealized appreciation (depreciation)	3,881,681
Net increase in net assets resulting from operations	$54,345,825
8. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Fund had no amounts outstanding as of November 30, 2024, or at any time during the year then ended.
9. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Consolidated schedule of investments.” At November 30, 2024, the Fund received $77,000 in securities as collateral for open forward foreign currency exchange contracts.
During the year ended November 30, 2024, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
9. Derivatives (continued)
amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At November 30, 2024, the Fund posted $371,800 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Consolidated statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Consolidated schedule of investments.”
During the year ended November 30, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended November 30, 2024, the Fund entered into CDS contracts as a purchaser of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the year ended November 30, 2024, the Fund did not enter into any CDS contracts as a seller of protection.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.
During the year ended November 30, 2024, the Fund entered into CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
Fair values of derivative instruments as of November 30, 2024 were as follows:
	Asset Derivatives Fair Value
Consolidated Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$98,545	$—	$98,545
Variation margin due from broker on futures contracts*	—	239,165	239,165
Total	$98,545	$239,165	$337,710

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
9. Derivatives (continued)
	Liability Derivatives Fair Value
Consolidated Statement of Assets and Liabilities Location	Currency Contracts	Credit Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(18,419)	$—	$(18,419)
Unrealized depreciation on over-the-counter credit default swap contracts	—	(103,125)	(103,125)
Total	$(18,419)	$(103,125)	$(121,544)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through November 30, 2024. Only current day variation margin is reported on the Fund’s “Consolidated statement of assets and liabilities.”
The effect of derivative instruments on the “Consolidated statement of operations” for the year ended November 30, 2024 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(2,987)	$—	$—	$(2,987)
Interest rate contracts	—	(213,681)	—	(213,681)
Credit contracts	—	—	(57,806)	(57,806)
Total	$(2,987)	$(213,681)	$(57,806)	$(274,474)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$69,695	$—	$—	$69,695
Interest rate contracts	—	96,076	—	96,076
Credit contracts	—	—	(72,173)	(72,173)
Total	$69,695	$96,076	$(72,173)	$93,598
The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended November 30, 2024:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$937,124	$2,040,801

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	19,676,450	392,810
CDS contracts (average notional amount)*	4,486,653	—
*Long represents buying protection and short represents selling protection.
10. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Consolidated statement of assets and liabilities.”
At November 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$98,545	$(114,641)	$(16,096)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(16,096)	$—	$—	$—	$—	$(16,096)
(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
11. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
11. Securities Lending (continued)
the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended November 30, 2024, the Fund had no securities out on loan.
12. Credit and Market Risks
Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Fund’s performance.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
12. Credit and Market Risks (continued)
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended November 30, 2024. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These

Notes to consolidated financial statements
Macquarie Wealth Builder Fund
12. Credit and Market Risks (continued)
changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the year ended November 30, 2024.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Consolidated statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the

Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Consolidated schedule of investments.”
13. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
14. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Fund is currently assessing the impact of this ASU, however, the Fund does not expect a material impact on its financial statements.
15. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to November 30, 2024, that would require recognition or disclosure in the Fund's consolidated financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group Equity Funds V and Shareholders of Macquarie Wealth Builder Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Macquarie Wealth Builder Fund (one of the funds constituting Delaware Group Equity Funds V) and its subsidiary (the “Fund”) as of November 30, 2024, the related consolidated statements of operations and changes in net assets for the year ended November 30, 2024, the statement of changes in net assets for the year ended November 30, 2023, including the related notes, the consolidated financial highlights for the year ended November 30, 2024 and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, transfer agents, brokers and managing member of the investee company; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Wealth Builder Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended November 30, 2024, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distribution (Tax Basis)*	54.09%
(B) Long-Term Capital Gains Distributions (Tax Basis)*	45.91%
Total Distributions (Tax Basis)	100.00%
(C) Qualified Dividends[1]	65.97%

(A) and (B) are based on a percentage of the Fund's total distributions.
(C) is based on the Fund's ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*For the fiscal year ended November 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 78.10%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV, as applicable.
For the fiscal year ended November 30, 2024, certain distributions paid by the Fund, determined to be Qualified Interest Income or Qualified Short-Term Capital gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended November 30, 2024, the Fund has reported maximum Qualified Short-Term Capital Gains distributions of $4,470,057.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.

Other Fund information (Unaudited)
Macquarie Wealth Builder Fund
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Wealth Builder Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio manager. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these

Other Fund information (Unaudited)
Macquarie Wealth Builder Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
services, including the Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional flexible portfolio funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the second quartile of its Performance Universe and for the 3-year period was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board noted that the Fund was generally outperforming its

Performance Universe during the periods under review. The Board also noted that the Fund outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of March 2022. The Board noted the limited period of performance data available since it changed its portfolio management team and would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Other Fund information (Unaudited)
Macquarie Wealth Builder Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024 (continued)
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4104371)
AR-129-0125
This page is not part of the Financial statements and other information.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings and submissions under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”). Such information is accumulated and communicated to the Registrant’s Management, including its Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s Management, including the PEO and the PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

The Registrant’s PEO and PFO, or persons performing similar functions, have concluded that due to the material weakness in internal control over financial reporting described below, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are not effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and do not provide reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

As previously disclosed in our N-CSR/A for the period ended November 30, 2023, Management identified a material weakness in the design and operating effectiveness of controls over the assessment of the gross income test requirement to qualify as a regulated investment company for US federal income tax purposes. Specifically, controls were not designed to ensure completeness of income from investments that management had identified as potentially giving rise to non-qualifying income in the gross income test when an investment is sold in the prior year and the income for that investment is recognized in the subsequent tax year.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. The foregoing material weakness resulted in the misstatement of the Fund’s tax liability and related financial disclosures in the Fund’s financial statements for the annual period ended November 30, 2023 and adjustments to the Fund’s financial statements for the year ended November 30, 2024 that were corrected before issuance. Additionally, this material weakness could result in misstatements of the tax liability and related financial disclosures that would result in a material misstatement of the annual or interim financial statements that would not be prevented or detected.

Management’s Remediation Plan.

Subsequent to the identification of the material weakness described above, Management has developed a plan to remediate the material weakness described herein. Management’s remediation measures taken include creating and maintaining a cumulative listing of investments that generate non-qualifying income year-over-year to ensure that any investments that are sold in the prior year but for which income is recognized in the subsequent year for tax purposes are not excluded from the listing. In addition, Management will strengthen the Registrant’s internal control over financial reporting by including a mechanism to track the year within which Schedule K-1 income is recognized for tax purposes. Management will not be able to conclude whether the steps taken will fully remediate the material weakness in our internal control over financial reporting until we have completed our remediation efforts and subsequent evaluation of their effectiveness.

(b)

Other than the changes to our internal control over financial reporting described under Management’s Remediation Plan with respect to the controls over non qualifying income, there were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds V

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	February 14, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 14, 2025